Schedule of Investments
May 31, 2020
(Unaudited)
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–107.91%
Alabama–2.18%
Alabama (State of) Special Care Facilities Financing Authority (Ascension Health Senior Credit Group); Series 2016 B, Ref. RB	5.00%	11/15/2046	$11,790	$ 13,642,209
Auburn University; Series 2011 A, RB (a)(b)	5.00%	06/01/2021	1,000	1,048,310
Birmingham (City of), AL Special Care Facilities Financing Authority (Methodist Home for the Aging); Series 2016, RB	5.75%	06/01/2035	4,200	4,212,642
Birmingham (City of), AL Water Works Board; Series 2015 A, Ref. RB (c)	5.00%	01/01/2042	10,005	12,107,051
Black Belt Energy Gas District (The) (No. 4); Series 2019 A-1, RB (b)	4.00%	12/01/2025	15,000	16,509,000
Hoover (City of), AL Industrial Development Board (United States Steel Corp.); Series 2019, RB (d)	5.75%	10/01/2049	5,000	4,142,150
Huntsville (City of), AL Special Care Facilities Financing Authority (Redstone Village); Series 2007, RB (e)	5.50%	01/01/2043	900	590,508
Lower Alabama Gas District (The); Series 2016 A, RB (c)	5.00%	09/01/2046	6,000	7,894,200
Tuscaloosa (County of), AL Industrial Development Authority (Hunt Refining); Series 2019 A, Ref. IDR (f)	5.25%	05/01/2044	5,000	5,117,700
UAB Medicine Finance Authority; Series 2019, RB	4.00%	09/01/2044	7,250	8,213,307
				73,477,077
Alaska–0.45%
Alaska (State of) Industrial Development & Export Authority (Providence Health Services);
Series 2011 A, RB	5.00%	10/01/2040	1,250	1,282,912
Series 2011 A, RB	5.50%	10/01/2041	3,000	3,097,710
Alaska Municipal Bond Bank Authority; Series 2017 A, RB (c)	5.50%	10/01/2042	9,000	10,731,060
				15,111,682
Arizona–3.04%
Arizona (State of) Health Facilities Authority (Catholic Healthcare West); Series 2011 B-1, RB	5.25%	03/01/2039	5,000	5,085,450
Arizona (State of) Industrial Development Authority (Basis Schools); Series 2017 A, Ref. RB (f)	5.25%	07/01/2047	4,500	4,546,440
Arizona (State of) Industrial Development Authority (Great Laked Senior Living Community); Series 2019 A, RB	5.00%	01/01/2043	2,045	1,964,672
Arizona (State of) Industrial Development Authority (Kaizen Education Foundation); Series 2016, RB (f)	5.50%	07/01/2036	5,840	5,933,090
Arizona (State of) Industrial Development Authority (Pinecrest Academy of Nevada-Horizon, Inspirada and St. Rose Campus Projects); Series 2018 A, RB (f)	5.75%	07/15/2048	3,150	3,334,244
City of Phoenix Civic Improvement Corp.; Series 2019, RB	5.00%	07/01/2049	13,155	15,391,350
Glendale (City of), AZ Industrial Development Authority (The Beatitudes Campus);
Series 2017, Ref. RB	5.00%	11/15/2032	2,560	2,362,982
Series 2017, Ref. RB	5.00%	11/15/2036	2,200	1,932,106
Goodyear (City of), AZ; Series 2010, Ref. RB	5.63%	07/01/2039	1,000	1,004,380
Maricopa (County of), AZ Industrial Development Authority (Paradise Schools); Series 2016, Ref. RB (f)	5.00%	07/01/2036	2,500	2,519,450
Phoenix (City of), AZ Industrial Development Authority (Career Success Schools);
Series 2009, RB	7.00%	01/01/2039	600	601,440
Series 2009, RB	7.13%	01/01/2045	1,240	1,243,038
Phoenix (City of), AZ Industrial Development Authority (Great Hearts Academies);
Series 2012, RB (a)(b)	6.30%	07/01/2021	1,000	1,061,630
Series 2012, RB (a)(b)	6.40%	07/01/2021	400	425,084
Phoenix (City of), AZ Industrial Development Authority (Legacy Traditional Schools); Series 2014 A, RB (f)	6.50%	07/01/2034	1,095	1,203,131
Phoenix (City of), AZ Industrial Development Authority (Rowan University);
Series 2012, RB	5.25%	06/01/2034	3,000	3,132,720
Series 2012, RB	5.00%	06/01/2042	5,000	5,169,700
Phoenix Civic Improvement Corp.; Series 2019 A, RB	4.00%	07/01/2045	4,235	4,372,383
Pima (County of), AZ Industrial Development Authority (American Leadership Academy);
Series 2017, RB (f)	4.75%	06/15/2037	2,000	1,839,600
Series 2017, RB (f)	5.00%	06/15/2052	5,000	4,467,150
Pima (County of), AZ Industrial Development Authority (Desert Heights Charter School); Series 2014, Ref. RB	7.00%	05/01/2034	1,000	1,072,070
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Arizona–(continued)
Pima (County of), AZ Industrial Development Authority (Grande Innovations Academy); Series 2018, RB (f)	5.25%	07/01/2048	$ 5,000	$ 4,699,750
Pima (County of), AZ Industrial Development Authority (Tucson Electric Power Co.); Series 2010 A, IDR	5.25%	10/01/2040	1,925	1,938,918
Pinal (County of), AZ Electric District No. 3; Series 2011, Ref. RB (a)(b)	5.25%	07/01/2021	2,000	2,108,960
Salt Verde Financial Corp.; Series 2007, RB	5.00%	12/01/2037	15,155	19,784,246
Verrado Community Facilities District No. 1;
Series 2013 A, Ref. GO Bonds (f)	6.00%	07/15/2027	2,000	2,066,300
Series 2013 B, GO Bonds (f)	5.70%	07/15/2029	775	788,648
Series 2013 B, GO Bonds (f)	6.00%	07/15/2033	710	720,203
Yavapai (County of), AZ Industrial Development Authority (Northern Arizona Healthcare System);
Series 2011, Ref. RB	5.25%	10/01/2025	1,000	1,058,710
Series 2011, Ref. RB	5.25%	10/01/2026	500	528,315
				102,356,160
Arkansas–0.26%
Arkansas (State of) Development Finance Authority (Baptist Memorial Health); Series 2020, Ref. RB	5.00%	09/01/2044	2,500	2,811,275
Pulaski (County of), AR Public Facilities Board; Series 2014, RB	5.00%	12/01/2042	5,530	6,044,401
				8,855,676
California–9.70%
Anaheim (City of), CA Public Financing Authority (Electric System Distribution Facilities); Series 2011 A, RB (a)(b)	5.38%	04/01/2021	735	767,119
Bay Area Toll Authority; Series 2019 S-8, Ref. RB	5.00%	04/01/2056	5,000	6,013,400
Bay Area Toll Authority (San Francisco Bay Area); Series 2017 F-1, RB (c)	5.00%	04/01/2056	12,000	14,057,160
Beverly Hills Unified School District (Election of 2008); Series 2009, GO Bonds (g)	0.00%	08/01/2031	40	33,685
Big Bear Lake (City of), CA; Series 1996, Ref. RB (INS - NATL)(h)	6.00%	04/01/2022	655	697,916
California (County of), CA Tobacco Securitization Agency (Stanislaus County Tobacco Funding Corp.); Series 2006 A, RB (g)	0.00%	06/01/2046	20,000	4,388,800
California (State of);
Series 2011, GO Bonds	5.00%	10/01/2041	5,000	5,285,500
Series 2012, GO Bonds	5.00%	09/01/2036	5,000	5,462,250
Series 2020, GO Bonds	3.00%	03/01/2046	4,400	4,661,140
Series 2020, GO Bonds	4.00%	03/01/2046	2,500	2,944,125
Series 2020, GO Bonds	3.00%	03/01/2050	2,500	2,635,975
Series 2020, GO Bonds	4.00%	03/01/2050	2,190	2,567,315
California (State of) Educational Facilities Authority (Stanford University); Series 2019 V-1, RB (c)	5.00%	05/01/2049	15,000	24,762,450
California (State of) Health Facilities Financing Authority (Children’s Hospital Los Angeles); Series 2010, RB (a)(b)	5.25%	07/01/2020	500	501,995
California (State of) Health Facilities Financing Authority (Lucile Salter Packard Children’s Hospital at Stanford); Series 2017, RB	5.00%	11/15/2056	3,000	3,479,310
California (State of) Housing Finance Agency;
Series 2019 2, Class A, Revenue Ctfs.	4.00%	03/20/2033	2,981	3,046,815
Series 2019 A-1, RB	4.25%	01/15/2035	3,711	3,844,900
California (State of) Municipal Finance Authority (Emerson College);
Series 2011, RB (a)(b)	5.00%	01/01/2022	1,250	1,340,500
Series 2011, RB (a)(b)	5.75%	01/01/2022	450	487,894
Series 2011, RB	5.00%	01/01/2028	275	285,747
California (State of) Municipal Finance Authority (Linxs APM); Series 2018 A, RB (d)	5.00%	12/31/2043	12,550	13,625,786
California (State of) Pollution Control Finance Authority;
Series 2012, RB (d)(f)	5.00%	07/01/2030	3,160	3,294,932
Series 2012, RB (d)(f)	5.00%	07/01/2037	6,955	7,166,641
California (State of) Pollution Control Financing Authority (San Diego County Water Authority); Series 2019, Ref. RB (f)	5.00%	11/21/2045	5,250	5,747,700
California (State of) Public Works Board (Various Correctional Facilities); Series 2014 A, RB	5.00%	09/01/2039	2,500	2,847,525
California (State of) School Finance Authority (New Designs Charter School); Series 2012, RB	5.50%	06/01/2042	2,000	2,023,700
California (State of) Statewide Communities Development Authority (Lancer Educational Student Housing); Series 2016, Ref. RB (f)	5.00%	06/01/2046	3,000	2,910,840
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
California (State of) Statewide Communities Development Authority (Loma Linda University Medical Center);
Series 2016 A, RB (f)	5.00%	12/01/2041	$ 6,475	$ 6,648,012
Series 2016 A, RB (f)	5.25%	12/01/2056	6,150	6,249,384
California (State of) Statewide Communities Development Authority (Pooled Financing Program); Series 2004 A, RB	5.25%	10/01/2024	270	271,013
Clovis Unified School District (Election of 2004); Series 2004 A, GO Bonds (INS - NATL)(g)(h)	0.00%	08/01/2029	1,585	1,376,541
Clovis Unified School District (Election of 2012); Series 2015 D, GO Bonds (g)	0.00%	08/01/2033	3,270	2,125,892
Corona-Norco Unified School District (Election of 2006); Series 2009 C, GO Bonds (INS - AGM)(g)(h)	0.00%	08/01/2039	1,000	593,400
Earlimart School District; Series 1994 1, GO Bonds (INS - AMBAC)(h)	6.70%	08/01/2021	140	143,976
El Segundo Unified School District (Election of 2008);
Series 2009 A, GO Bonds (g)	0.00%	08/01/2032	5,030	4,075,708
Series 2009 A, GO Bonds (g)	0.00%	08/01/2033	4,185	3,289,619
Golden State Tobacco Securitization Corp.; Series 2018 A-1, Ref. RB	5.00%	06/01/2047	5,000	5,004,050
Hacienda La Puente Unified School District Facilities Financing Authority (Unified School District GO Bond Program); Series 2007, RB (INS - AGM)(h)	5.00%	08/01/2026	2,000	2,493,000
Hayward Unified School District (Election of 2008); Series 2010 A, GO Bonds (INS - AGM)(g)(h)	0.00%	08/01/2034	1,500	1,126,320
Inland Empire Tobacco Securitization Authority; Series 2007 C-1, RB (g)	0.00%	06/01/2036	25,000	8,812,750
Long Beach Unified School District (Election of 2008); Series 2009, GO Bonds	5.75%	08/01/2033	305	306,199
Los Angeles (City of), CA Department of Airports (Los Angeles International Airport);
Series 2017, RB (d)	5.00%	05/15/2046	6,000	6,702,180
Series 2018 A, RB (c)(d)(i)	5.25%	05/15/2048	12,000	14,025,240
Los Angeles Unified School District; Series 2020 RYQ, GO Bonds	4.00%	07/01/2044	6,500	7,600,060
Menifee Union School District (Election of 2008); Series 2009 C, GO Bonds (INS - AGC)(g)(h)	0.00%	08/01/2035	3,260	2,376,312
Morongo Band of Mission Indians (The); Series 2018 A, RB (f)	5.00%	10/01/2042	4,800	4,435,152
Mt. San Antonio Community College District (Election of 2008); Series 2013 A, GO Bonds (j)	6.25%	08/01/2043	6,965	7,395,298
Oakland (Port of), CA; Series 2012 P, Ref. RB (d)	5.00%	05/01/2028	2,000	2,114,760
Patterson Joint Unified School District (Election of 2008);
Series 2009 B, GO Bonds (INS - AGM)(g)(h)	0.00%	08/01/2037	1,170	774,189
Series 2009 B, GO Bonds (INS - AGM)(g)(h)	0.00%	08/01/2038	4,770	3,041,734
Series 2009 B, GO Bonds (INS - AGM)(g)(h)	0.00%	08/01/2039	5,010	3,089,366
Series 2009 B, GO Bonds (INS - AGM)(g)(h)	0.00%	08/01/2040	5,260	3,126,281
Series 2009 B, GO Bonds (INS - AGM)(g)(h)	0.00%	08/01/2041	5,520	3,164,064
Placentia-Yorba Linda Unified School District (Election of 2008); Series 2011 D, GO Bonds (g)	0.00%	08/01/2035	1,500	1,103,280
Riverside (County of), CA Transportation Commission; Series 2013 A, RB	5.75%	06/01/2044	2,500	2,677,850
Sacramento (City of), CA Municipal Utility District; Series 2020 H, RB	4.00%	08/15/2045	5,000	5,939,150
Sacramento (County of), CA; Series 2010, RB	5.00%	07/01/2040	4,300	4,312,255
San Buenaventura (City of), CA (Community Memorial Health System);
Series 2011, RB	6.25%	12/01/2020	1,000	1,009,930
Series 2011, RB	6.50%	12/01/2021	2,000	2,063,540
Series 2011, RB	6.50%	12/01/2022	2,000	2,063,620
San Francisco (City & County of), CA Airport Commission (San Francisco International Airport);
Series 2011 C, Ref. RB (d)	5.00%	05/01/2023	10,000	10,345,200
Series 2018 D, RB (d)	5.25%	05/01/2048	14,190	16,542,134
Series 2019 A, Ref. RB (d)	5.00%	05/01/2039	5,000	5,904,900
San Joaquin (County of), CA Transportation Authority (Measure K); Series 2011 A, RB (a)(b)	5.25%	03/01/2021	1,500	1,556,985
San Joaquin Hills Transportation Corridor Agency; Series 2014 B, Ref. RB	5.25%	01/15/2044	5,000	5,334,850
San Jose (City of), CA;
Series 2011 A-1, RB (d)	5.25%	03/01/2026	2,730	2,804,693
Series 2011 A-1, RB (d)	6.25%	03/01/2034	2,500	2,583,075
San Mateo (City of), CA Foster School District (Election 2008); Series 2010, GO Bonds (j)	6.63%	08/01/2042	4,915	5,397,309
Santa Margarita Water District (Community Facilities District No. 2013-1); Series 2013, RB	5.38%	09/01/2029	2,430	2,652,685
Silicon Valley Tobacco Securitization Authority (Santa Clara);
Series 2007 A, RB (g)	0.00%	06/01/2036	22,000	9,058,280
Series 2007 A, RB (g)	0.00%	06/01/2041	5,000	1,542,500
Southern California Tobacco Securitization Authority (San Diego County Asset Securitization Corp.); Series 2019, Ref. RB	5.00%	06/01/2048	5,500	5,784,460
Torrance Unified School District (Election of 2008-Measure Z); Series 2009 B-1, GO Bonds (g)	0.00%	08/01/2026	1,250	1,170,262
West Contra Costa Unified School District; Series 2005, GO Bonds (INS - NATL)(g)(h)	0.00%	08/01/2027	7,865	7,102,410
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
California–(continued)
Western Riverside (County of), CA Water & Wastewater Financing Authority (Eastern Municipal Water District Improvement); Series 2009, RB (INS - AGC)(h)	5.50%	09/01/2034	$ 1,000	$ 1,003,830
Yosemite Community College District (Election of 2004); Series 2008 C, GO Bonds (INS - AGM)(g)(h)	0.00%	08/01/2024	3,570	3,461,365
				326,656,183
Colorado–3.53%
Amber Creak Metropolitan District; Series 2017 A, Ref. GO Bonds	5.13%	12/01/2047	1,075	992,290
Belleview Station Metropolitan District No. 2;
Series 2017, Ref. GO Bonds	5.00%	12/01/2036	1,000	968,150
Series 2017, Ref. GO Bonds	5.13%	12/01/2046	2,375	2,261,047
Centerra Metropolitan District No. 1 (In the City of Loveland); Series 2017, Ref. RB (f)	5.00%	12/01/2037	3,000	2,878,350
Colorado (State of) Health Facilities Authority (Adventist Health System/Sunbelt Obligated Group); Series 2018 A, RB	5.00%	11/15/2048	5,000	5,786,950
Colorado (State of) Health Facilities Authority (Evangelical Lutheran Good Samaritan Society (The));
Series 2013, RB (a)(b)	5.63%	06/01/2023	2,500	2,903,450
Series 2017, Ref. RB (a)(b)	5.00%	06/01/2027	3,500	4,542,580
Colorado (State of) High Performance Transportation Enterprise (C-470 Express Lanes); Series 2017, RB	5.00%	12/31/2051	6,220	6,132,236
Colorado (State of) Regional Transportation District (Denver Transit Partners Eagle P3);
Series 2010, RB	6.50%	01/15/2030	2,400	2,406,360
Series 2010, RB	6.00%	01/15/2041	2,650	2,655,459
Colorado Health Facilities Authority; Series 2020-XX1130, Ctfs. (c)(i)	5.00%	08/01/2044	15,770	17,665,554
Colorado Springs (City of), CO; Series 2010 D-1, RB (a)(b)	5.25%	11/15/2020	1,000	1,022,940
Denver (City & County of), CO; Series 2018 A, Ref. RB (c)(d)	5.25%	12/01/2043	15,000	17,741,700
Denver (City & County of), CO (United Airlines, Inc.); Series 2017, Ref. RB (d)	5.00%	10/01/2032	5,000	4,972,400
Denver (City of), CO Convention Center Hotel Authority; Series 2016, Ref. RB	5.00%	12/01/2040	2,500	2,598,125
Denver (State of) Health & Hospital Authority;
Series 2019 A, Ref. RB	4.00%	12/01/2039	1,000	1,044,450
Series 2019 A, Ref. RB	4.00%	12/01/2040	1,000	1,041,660
Leyden Rock Metropolitan District No. 10; Series 2016 A, GO Bonds	5.00%	12/01/2045	1,250	1,248,462
Neu Towne Metropolitan District; Series 2018 A, Ref. GO Bonds	5.38%	12/01/2046	3,000	2,859,660
Public Authority for Colorado Energy; Series 2008, RB	6.50%	11/15/2038	24,825	37,233,528
				118,955,351
Connecticut–1.26%
Connecticut (State of);
Series 2019 A, GO Bonds	5.00%	04/15/2035	2,000	2,431,340
Series 2019 A, GO Bonds	5.00%	04/15/2036	2,600	3,146,572
Series 2019 A, GO Bonds	5.00%	04/15/2039	1,600	1,917,824
Connecticut (State of) (Bradley International Airport); Series 2000 A, RB (INS - ACA)(d)(h)	6.60%	07/01/2024	710	711,896
Connecticut (State of) Development Authority (Aquarion Water Co.); Series 2011, RB (d)	5.50%	04/01/2021	3,000	3,112,620
Connecticut (State of) Health & Educational Facilities Authority (Church Home of Hartford, Inc.); Series 2016 A, RB (f)	5.00%	09/01/2046	3,990	3,631,898
Connecticut (State of) Health & Educational Facilities Authority (Duncaster, Inc.);
Series 2014 A, RB	5.00%	08/01/2035	1,000	946,980
Series 2014 A, RB	5.00%	08/01/2044	5,000	4,543,500
Connecticut (State of) Health & Educational Facilities Authority (Hartford Healthcare); Series 2011 A, RB (a)(b)	5.00%	07/01/2021	6,700	7,039,422
Connecticut (State of) Health & Educational Facilities Authority (The Griffin Hospital); Series 2020, G-1, Ref. RB (f)	5.00%	07/01/2044	3,850	4,043,077
Connecticut (State of) Health & Educational Facilities Authority (Western Connecticut Health Network); Series 2011 M, RB (a)(b)	5.38%	07/01/2021	5,000	5,279,150
Hamden (Town of), CT (Whitney Center); Series 2019, Ref. RB	5.00%	01/01/2040	6,190	5,508,357
				42,312,636
Delaware–0.20%
Delaware (State of) Economic Development Authority (Delmarva Power & Light Co.); Series 2010, Ref. RB	5.40%	02/01/2031	1,050	1,055,912
Delaware (State of) River & Bay Authority; Series 2019, Ref. RB	4.00%	01/01/2044	5,000	5,621,400
				6,677,312
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–3.19%
District of Columbia;
Series 2006 B-1, RB (INS - NATL)(h)	5.00%	02/01/2031	$ 945	$ 946,871
Series 2019 A, RB	4.00%	03/01/2044	6,665	7,918,087
District of Columbia (Center for Strategic & International Studies, Inc.);
Series 2011, RB (a)(b)	6.38%	03/01/2021	2,545	2,662,859
Series 2011, RB (a)(b)	6.63%	03/01/2021	1,100	1,152,569
District of Columbia (Georgetown University); Series 2017, Ref. RB (a)(b)	5.00%	04/01/2027	8,305	10,781,030
District of Columbia (Ingleside at Rock Creek); Series 2017 A, RB	5.00%	07/01/2052	2,250	1,922,715
District of Columbia Tobacco Settlement Financing Corp.; Series 2006 A, RB (g)	0.00%	06/15/2046	25,000	4,554,250
Metropolitan Washington Airports Authority;
Series 2016 A, Ref. RB (d)	5.00%	10/01/2034	5,295	6,128,009
Series 2018 A, Ref. RB (d)	5.00%	10/01/2043	15,800	18,519,338
Metropolitan Washington Airports Authority (Dulles Metrorail and Capital Improvement);
Series 2010 A, RB (INS - AGM)(g)(h)	0.00%	10/01/2037	17,565	10,205,968
Series 2014 A, Ref. RB	5.00%	10/01/2053	13,710	14,078,251
Series 2019 B, Ref. RB	4.00%	10/01/2049	16,045	16,281,824
Metropolitan Washington Airports Authority Dulles Toll Road (Dulles Metrorail and Capital Improvement); Series 2019 B, Ref. RB	4.00%	10/01/2044	12,185	12,455,385
				107,607,156
Florida–6.29%
Alachua (County of), FL Health Facilities Authority (Shands Teaching Hospital & Clinics); Series 2019, RB	4.00%	12/01/2049	7,500	7,833,225
Broward (County of), FL;
Series 2015 A, RB (d)	5.00%	10/01/2045	5,030	5,552,215
Series 2019 A, RB	4.00%	10/01/2042	6,540	7,647,811
Series 2019 B, RB (d)	4.00%	09/01/2044	5,000	5,281,000
Capital Trust Agency (Sarasota-Manatee Jewish Housing Council, Inc.); Series 2017, Ref. RB (f)	5.00%	07/01/2037	2,765	2,555,330
Capital Trust Agency, Inc. (Franklin Academy); Series 2020, RB (f)	5.00%	12/15/2050	2,000	1,969,160
Citizens Property Insurance Corp. (Coastal Account); Series 2011 A-1, RB	5.00%	06/01/2020	3,000	3,000,000
Collier (County of), FL Industrial Development Authority (The Arlington of Naples);
Series 2014 A, RB (Acquired 12/16/2013; Cost $1,000,000) (e)(f)	7.25%	05/15/2026	1,000	750,000
Series 2014 A, RB (Acquired 12/16/2013; Cost $2,442,456) (e)(f)	7.75%	05/15/2035	2,500	1,875,000
Davie (Town of), FL (Nova Southeastern University);
Series 2013 A, RB	6.00%	04/01/2042	3,250	3,525,730
Series 2018, Ref. RB	5.00%	04/01/2048	10,605	11,693,603
Escambia (County of), FL Health Facilities Authority (Florida Health Care Facility Loan Veterans Health Administration Program); Series 2000, RB (a)	5.95%	07/01/2020	60	60,276
Florida (State of) Mid-Bay Bridge Authority; Series 1991 A, RB (a)	6.88%	10/01/2022	1,630	1,763,204
Florida (State of) North Broward Hospital District; Series 2017 B, Ref. RB	5.00%	01/01/2048	5,000	5,553,200
Florida Development Finance Corp. (Renaissance Charter School, Inc.); Series 2015, RB (f)	6.00%	06/15/2035	2,935	3,089,498
Greater Orlando Aviation Authority; Series 2019 A, RB (d)	4.00%	10/01/2044	10,000	10,823,800
Highlands (County of), FL Health Facilities Authority (Trousdale Foundation Properties); Series 2018 A, RB	6.00%	04/01/2038	6,000	3,559,080
Hillsborough (County of), FL Aviation Authority (Tampa International Airport); Series 2018 E, RB (c)(d)	5.00%	10/01/2048	15,000	16,857,150
Lee Memorial Health System; Series 2019 A1, Ref. RB	5.00%	04/01/2044	4,225	4,754,561
Martin (County of), FL Health Facilities Authority (Martin Memorial Medical Center); Series 2012, RB (a)(b)	5.50%	11/15/2021	6,500	6,994,520
Miami Beach (City of), FL Health Facilities Authority (Mount Sinai Medical Center);
Series 2014, Ref. RB	5.00%	11/15/2039	1,010	1,089,830
Series 2014, Ref. RB	5.00%	11/15/2044	1,045	1,112,444
Miami-Dade (County of), FL;
Series 2010 B, RB (INS - AGM)(h)	5.00%	10/01/2035	1,205	1,220,605
Series 2010, Ref. RB (a)(b)	5.00%	10/01/2020	4,500	4,572,405
Series 2012 A, Ref. RB (a)(b)(d)	5.00%	10/01/2022	2,000	2,207,280
Series 2012 B, Ref. RB (INS - AGM)(h)	5.00%	10/01/2035	3,800	4,187,904
Series 2017 B, Ref. RB (d)	5.00%	10/01/2040	6,000	6,846,000
Miami-Dade (County of), FL (Miami International Airport); Series 2010, RB (a)(b)	5.38%	10/01/2020	3,105	3,157,975
Miami-Dade (County of), FL Educational Facilities Authority (University of Miami); Series 2018 A, RB (c)	5.00%	04/01/2053	9,000	10,111,320
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Florida–(continued)
Miami-Dade (County of), FL Expressway Authority; Series 2010 A, Ref. RB (INS - AGM)(h)	5.00%	07/01/2035	$ 3,350	$ 3,358,844
Orange (County of), FL Health Facilities Authority (Orlando Health Obligated Group); Series 2019 A, RB	5.00%	10/01/2047	10,000	11,641,000
Orlando (City of), FL Greater Orlando Aviation Authority; Series 2017 A, RB (d)	5.00%	10/01/2047	8,570	9,804,337
Osceola (County of), FL; Series 2020 A-1, Ref. RB	5.00%	10/01/2049	2,500	2,886,600
Palm Beach (County of), FL Health Facilities Authority (Baptist Health South Florida); Series 2019, RB	4.00%	08/15/2049	10,170	10,979,939
Palm Beach (County of), FL Health Facilities Authority (Bethesda Health Care System, Inc.); Series 2010 A, RB (a)(b)	5.00%	07/01/2020	625	627,425
Pinellas (County of), FL Industrial Development Authority (2017 Foundation for Global Understanding); Series 2019, RB	5.00%	07/01/2039	2,000	1,964,220
Putnam (County of), FL Development Authority (Seminole Electric Cooperative); Series 2018 B, Ref. PCR	5.00%	03/15/2042	4,920	5,961,072
Putnam (County of), FL Development Authority (Seminole); Series 2018 A, Ref. RB	5.00%	03/15/2042	12,125	14,700,471
Reunion East Community Development District;
Series 2005, RB (e)(k)	5.80%	05/01/2036	197	2
Series 2015-2, RB	6.60%	05/01/2036	185	179,674
Sunrise (City of), FL; Series 1998, Ref. RB (a)(b)	5.20%	10/01/2020	850	863,949
Tallahassee (City of), FL (Tallahassee Memorial Health Care, Inc.); Series 2016, RB	5.00%	12/01/2055	4,500	4,845,285
Tampa Bay Water; Series 2001 A, Ref. RB (INS - NATL)(h)	6.00%	10/01/2029	3,000	4,344,840
				211,801,784
Georgia–2.34%
Atlanta (City of), GA;
Series 2010 C, Ref. RB	5.25%	01/01/2030	1,500	1,535,550
Series 2010 C, Ref. RB (INS - AGM)(h)	5.25%	01/01/2030	1,500	1,536,000
Series 2010 C, Ref. RB	6.00%	01/01/2030	1,000	1,028,620
Brookhaven Development Authority (Children’s Healthcare of Atlanta, Inc.);
Series 2019 A, RB	4.00%	07/01/2044	3,500	3,928,365
Series 2019 A, RB	4.00%	07/01/2049	2,400	2,672,112
City of Atlanta GA Water & Wastewater Revenue; Series 2015, Ref. RB (c)	5.00%	11/01/2040	18,420	21,446,222
Georgia (State of) Municipal Electric Authority (Plant Vogtle Units 3 & 4);
Series 2019 A, RB	5.00%	01/01/2039	4,500	4,918,860
Series 2019 A, RB	5.00%	01/01/2049	5,000	5,377,100
Glynn-Brunswick Memorial Hospital Authority (Southeast Georgia Health System); Series 2017, RAC	5.00%	08/01/2043	7,750	8,660,315
Macon-Bibb (County of), GA Urban Development Authority (Academy for Classical Education, Inc.);
Series 2017 A, RB (f)	5.88%	06/15/2047	1,680	1,682,352
Series 2017 A, RB (f)	6.00%	06/15/2052	1,530	1,538,660
Main Street Natural Gas, Inc.;
Series 2019 A, RB	5.00%	05/15/2043	3,000	3,363,450
Series 2019 B, RB (b)	4.00%	12/02/2024	7,000	7,806,190
Marietta (City of), GA Developing Authority (Life University, Inc.); Series 2017 A, Ref. RB (f)	5.00%	11/01/2037	5,250	5,262,652
Rockdale (County of), GA Development Authority (Pratt Paper (GA), LLC); Series 2018, Ref. RB (d)(f)	4.00%	01/01/2038	6,200	6,099,374
Savannah (City of), GA Economic Development Authority (SSU Community Development I, LLC); Series 2010, RB (INS - AGM)(h)	5.50%	06/15/2035	1,020	1,023,397
Thomasville (City of), GA Hospital Authority (John D. Archbold Memorial Hospital, Inc.); Series 2010, RAC (a)(b)	5.13%	11/02/2020	750	765,442
				78,644,661
Guam–0.10%
Guam (Territory of) Power Authority; Series 2010 A, RB (a)(b)	5.00%	10/01/2020	1,100	1,117,512
Guam (Territory of) Waterworks Authority; Series 2020 A, RB	5.00%	01/01/2050	2,000	2,215,400
				3,332,912
Hawaii–0.23%
Hawaii (State of) Department of Budget & Finance; Series 2012, Ref. RB	5.25%	11/15/2037	1,250	1,348,225
Hawaii (State of) Department of Budget & Finance (Hawaiian Electric Co., Inc.); Series 2015, Ref. RB (d)	3.25%	01/01/2025	4,500	4,787,145
Hawaii (State of) Department of Budget & Finance (Kahala Nui); Series 2012, Ref. RB	5.13%	11/15/2032	1,500	1,624,305
				7,759,675
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–10.96%
Bartlett (Village of), IL (Quarry Redevelopment); Series 2007, Ref. RB	5.60%	01/01/2023	$ 1,270	$ 1,270,267
Bolingbrook (Village of), IL; Series 2005, RB (j)	6.25%	01/01/2024	827	768,498
Chicago (City of), IL;
Series 2002 B, GO Bonds	5.50%	01/01/2032	3,300	3,430,812
Series 2007 E, Ref. GO Bonds	5.50%	01/01/2035	1,500	1,546,215
Series 2008 C, Ref. RB	5.00%	01/01/2039	5,000	5,592,300
Series 2011 A, RB (a)(b)	5.00%	01/01/2022	1,000	1,074,550
Series 2011, COP	7.13%	05/01/2021	955	955,185
Series 2014, RB	5.00%	11/01/2044	1,905	2,012,328
Series 2015 A, GO Bonds	5.50%	01/01/2034	4,440	4,586,920
Series 2015 A, GO Bonds	5.50%	01/01/2035	2,000	2,061,620
Series 2017 A, RB (INS - AGM)(h)	5.25%	01/01/2042	2,000	2,401,720
Series 2017 A, Ref. GO Bonds	6.00%	01/01/2038	8,500	9,118,885
Series 2019 A, GO Bonds	5.50%	01/01/2049	8,000	8,174,560
Chicago (City of), IL (83rd/Stewart Redevelopment); Series 2013, COP (f)	7.00%	01/15/2029	3,011	3,010,657
Chicago (City of), IL (Cottage View Terrace Apartments); Series 2000 A, RB (CEP - GNMA)(d)	6.13%	02/20/2042	1,295	1,297,266
Chicago (City of), IL (Diversey/Narragansett); Series 2006, COP (k)	7.46%	02/15/2026	363	254,108
Chicago (City of), IL (Midway Airport);
Series 2013 A, Ref. RB (d)	5.50%	01/01/2032	5,000	5,379,150
Series 2014 A, Ref. RB (d)	5.00%	01/01/2041	2,725	2,898,392
Chicago (City of), IL (O’Hare International Airport);
Series 2012 B, Ref. RB (d)	5.00%	01/01/2030	5,000	5,228,250
Series 2016 C, Ref. RB	5.00%	01/01/2037	2,500	2,798,200
Series 2017 D, RB	5.25%	01/01/2036	4,600	5,326,432
Series 2017 D, RB (c)(d)	5.00%	01/01/2042	6,500	7,205,705
Series 2017 D, RB (c)(d)	5.00%	01/01/2047	7,500	8,261,025
Chicago (City of), IL (Roosevelt Square/ABLA Redevelopment); Series 2009 A, Ref. COP	7.13%	03/15/2022	1,052	1,052,116
Chicago (City of), IL Board of Education;
Series 2017 H, GO Bonds	5.00%	12/01/2036	5,750	5,702,102
Series 2018 C, Ref. GO Bonds	5.00%	12/01/2023	3,000	3,071,130
Series 2018 D, Ref. GO Bonds	5.00%	12/01/2046	3,000	2,838,000
Chicago (City of), IL Metropolitan Water Reclamation District;
Series 2011 B, GO Bonds (c)	5.00%	12/01/2024	15,000	15,936,600
Series 2015 C, GO Bonds (c)	5.00%	12/01/2027	6,805	7,896,658
Series 2015 C, GO Bonds (c)	5.00%	12/01/2028	4,000	4,630,320
Chicago (City of), IL Transit Authority;
Series 2011, RB (c)(i)	5.25%	12/01/2036	12,000	12,504,240
Series 2014, RB	5.00%	12/01/2044	8,195	8,806,593
Cook County School District No. 122 (Ridgeland); Series 2000, GO Bonds (a)(g)	0.00%	12/01/2020	4,050	4,043,155
Gilberts (Village of), IL Special Service Area No. 24 (The Conservancy); Series 2014 A, RB	5.38%	03/01/2034	552	491,819
Illinois (State of);
Series 1991, RB (INS - AMBAC)(h)	6.25%	12/15/2020	495	505,727
Series 2013, GO Bonds	5.25%	07/01/2031	4,000	4,062,240
Series 2014, GO Bonds	5.25%	02/01/2033	2,650	2,693,910
Series 2014, GO Bonds	5.00%	05/01/2039	4,710	4,714,757
Series 2017 C, GO Bonds	5.00%	11/01/2029	5,000	5,061,550
Series 2018 A, GO Bonds	6.00%	05/01/2028	10,235	10,931,696
Series 2018 A, GO Bonds	5.00%	05/01/2030	2,775	2,811,075
Series 2020, GO Bonds	5.50%	05/01/2039	6,250	6,566,500
Illinois (State of) Finance Authority (Centegra Health System);
Series 2014 A, RB	5.00%	09/01/2039	1,865	2,081,116
Series 2014 A, RB	5.00%	09/01/2042	1,290	1,434,080
Illinois (State of) Finance Authority (CITGO Petroleum Corp.); Series 2002, RB (d)	8.00%	06/01/2032	1,270	1,269,835
Illinois (State of) Finance Authority (DePaul University); Series 2011 A, RB (a)(b)	6.00%	04/01/2021	1,000	1,047,930
Illinois (State of) Finance Authority (Evangelical Hospitals);
Series 1992 A, Ref. RB (a)	6.25%	04/15/2022	435	468,678
Series 1992 C, RB (a)	6.25%	04/15/2022	500	538,710
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (Lutheran Communities Obligated Group);
Series 2019 A, Ref. RB	5.00%	11/01/2035	$ 3,430	$ 3,229,345
Series 2019 A, Ref. RB	5.00%	11/01/2040	2,245	2,034,105
Illinois (State of) Finance Authority (OSF Healthcare System); Series 2018 B, Ref. VRD RB (LOC - JP Morgan Chase Bank N.A.)(l)(m)	0.02%	11/15/2037	24,000	24,000,000
Illinois (State of) Finance Authority (Park Place of Elmhurst);
Series 2016 B, RB (e)	5.63%	05/15/2020	870	565,813
Series 2016, RB (e)	2.00%	05/15/2055	203	2,033
Illinois (State of) Finance Authority (Peace Village); Series 2013, RB (a)(b)	6.75%	08/15/2023	2,000	2,375,520
Illinois (State of) Finance Authority (Plymouth Place);
Series 2015, Ref. RB	5.00%	05/15/2037	1,050	969,675
Series 2015, Ref. RB	5.25%	05/15/2045	2,355	2,127,884
Illinois (State of) Finance Authority (Rosalind Franklin University Research Building); Series 2017, RB	5.00%	08/01/2049	2,450	2,510,294
Illinois (State of) Finance Authority (Rosalind Franklin University); Series 2017, Ref. RB	5.00%	08/01/2047	1,025	1,052,316
Illinois (State of) Finance Authority (Rush University Medical Center); Series 2015 A, Ref. RB	5.00%	11/15/2038	6,750	7,427,767
Illinois (State of) Finance Authority (The Carle Foundation);
Series 2011 A, RB	5.75%	08/15/2034	1,000	1,048,160
Series 2011 A, RB (INS - AGM)(h)	6.00%	08/15/2041	650	683,690
Series 2011 A, RB	6.00%	08/15/2041	4,000	4,199,960
Illinois (State of) Finance Authority (University of Chicago); Series 2015 A, RB (c)	5.00%	10/01/2040	10,000	11,666,900
Illinois (State of) Metropolitan Pier & Exposition Authority (McCormick Place Expansion);
Series 2002, Ref. RB (a)(j)	5.65%	06/15/2022	3,660	4,051,620
Series 2002, Ref. RB (INS - NATL)(h)(j)	5.65%	06/15/2022	16,340	17,400,629
Series 2012 A, RB	5.00%	06/15/2042	3,175	3,143,504
Series 2020, Ref. RB	4.00%	06/15/2050	6,645	5,700,214
Illinois (State of) Sports Facilities Authority;
Series 2014, Ref. RB (INS - AGM)(h)	5.25%	06/15/2031	2,630	2,871,960
Series 2014, Ref. RB (INS - AGM)(h)	5.25%	06/15/2032	2,395	2,591,558
Illinois (State of) Toll Highway Authority;
Series 2013 A, RB (c)	5.00%	01/01/2038	8,000	8,634,400
Series 2015 A, RB (c)	5.00%	01/01/2040	14,190	16,383,348
Metropolitan Water Reclamation District of Greater Chicago;
Series 2007 B, Ref. GO Bonds	5.25%	12/01/2035	5,000	7,167,600
Series 2015 A, GO Bonds (c)	5.00%	12/01/2044	12,000	13,417,800
Plano (City of), IL Special Service Area No. 10 (Lakewood Springs Club); Series 2007, RB (e)	5.80%	03/01/2037	1,500	165,000
Railsplitter Tobacco Settlement Authority;
Series 2010, RB	5.25%	06/01/2021	1,000	1,040,530
Series 2010, RB (a)(b)	6.00%	06/01/2021	10,000	10,575,400
Series 2017, RB	5.00%	06/01/2026	8,000	9,550,160
Sales Tax Securitization Corp.; Series 2018 C, Ref. RB	5.25%	01/01/2043	5,000	5,684,300
University of Illinois; Series 2011 A, RB	5.13%	04/01/2036	1,000	1,021,770
				369,106,837
Indiana–1.29%
Indiana (State of) Finance Authority (CWA Authority);
Series 2011 B, RB	5.00%	10/01/2041	11,000	11,554,180
Series 2016 A, RB (INS - NATL)(h)	5.00%	10/01/2046	15,000	17,671,350
Indiana (State of) Finance Authority (Good Samaritan Hospital); Series 2016 A, RB	5.50%	04/01/2041	4,555	5,047,897
Indiana (State of) Finance Authority (Ohio Valley Electric Corp.);
Series 2012 A, RB	5.00%	06/01/2032	1,220	1,244,546
Series 2012 A, RB	5.00%	06/01/2039	2,500	2,513,450
Northern Indiana Commuter Transportation District;
Series 2016, RB	5.00%	07/01/2035	1,700	2,016,166
Series 2016, RB	5.00%	07/01/2041	1,500	1,749,450
Valparaiso (City of), IN (Pratt Paper, LLC); Series 2013, RB (d)	6.75%	01/01/2034	1,500	1,594,380
				43,391,419
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Iowa–1.27%
Ames (City of), IA (Mary Greeley Medical Center);
Series 2011, RB (a)(b)	5.25%	06/15/2020	$ 7,000	$ 7,011,620
Series 2011, RB (a)(b)	5.50%	06/15/2020	1,000	1,001,750
Series 2011, RB (a)(b)	5.63%	06/15/2020	1,500	1,502,700
Iowa (State of) Finance Authority (Iowa Fertilizer Co.);
Series 2013, RB (f)	5.88%	12/01/2026	1,580	1,636,659
Series 2013, RB (f)	5.88%	12/01/2027	6,795	7,021,002
Series 2013, Ref. RB (b)	5.25%	12/01/2037	8,140	8,185,095
Series 2019, Ref. RB	3.13%	12/01/2022	1,665	1,649,016
Iowa (State of) Finance Authority (Lifespace Communities, Inc.); Series 2018 A, RB	5.00%	05/15/2043	4,760	4,559,366
Iowa (State of) Tobacco Settlement Authority;
Series 2005 C, RB	5.63%	06/01/2046	2,690	2,725,508
Series 2005 E, RB (g)	0.00%	06/01/2046	50,000	7,618,000
				42,910,716
Kansas–0.38%
Kansas (State of) Municipal Energy Agency (Jameson Energy Center); Series 2013, RB	5.25%	07/01/2044	2,000	2,236,120
Lenexa (City of), KS (Lakeview Village, Inc.); Series 2018 A, Ref. RB	5.00%	05/15/2039	1,500	1,540,560
Wichita (City of), KS (Kansas Masonic Home); Series 2016 II-A, RB	5.38%	12/01/2046	6,960	6,184,586
Wichita (City of), KS (Presbyterian Manors, Inc.); Series 2013 IV-A, RB	6.38%	05/15/2043	1,500	1,546,380
Wyandotte (County of) & Kansas City (City of), KS Unified Government; Series 2014 A, Ref. RB	5.00%	09/01/2044	1,180	1,336,822
				12,844,468
Kentucky–2.46%
Ashland (City of), KY (King’s Daughters Medical Center);
Series 2019, Ref. RB	4.00%	02/01/2035	465	482,173
Series 2019, Ref. RB	4.00%	02/01/2036	380	391,472
Series 2019, Ref. RB	4.00%	02/01/2037	375	384,128
Series 2019, Ref. RB	4.00%	02/01/2038	375	382,170
Christian (County of), KY (Jennie Stuart Medical Center, Inc.);
Series 2016, Ref. RB	5.38%	02/01/2036	3,000	3,290,400
Series 2016, Ref. RB	5.50%	02/01/2044	5,000	5,436,600
Kentucky (Commonwealth of) Public Energy Authority; Series 2018 B, RB (b)	4.00%	01/01/2025	6,000	6,425,460
Kentucky (State of) Economic Development Finance Authority (Baptist Healthcare System); Series 2017 B, RB	5.00%	08/15/2046	5,000	5,417,150
Kentucky (State of) Economic Development Finance Authority (Louisville Arena Authority, Inc.); Series 2017 A, Ref. RB (INS - AGM)(h)	5.00%	12/01/2045	15,300	17,228,106
Kentucky (State of) Economic Development Finance Authority (Next Generation Kentucky Information Highway);
Series 2015 A, RB	5.00%	07/01/2037	1,700	1,767,694
Series 2015 A, RB	5.00%	07/01/2040	12,705	13,142,052
Series 2015 A, RB	5.00%	01/01/2045	4,175	4,275,492
Kentucky (State of) Economic Development Finance Authority (Owensboro Health, Inc.); Series 2017 A, Ref. RB	5.00%	06/01/2045	8,950	9,288,310
Kentucky (State of) Economic Development Finance Authority (Owensboro Medical Health System, Inc.); Series 2010 A, RB (a)(b)	6.50%	06/01/2020	3,200	3,200,000
Kentucky (State of) Municipal Power Agency (Prairie State); Series 2019 A, Ref. RB	4.00%	09/01/2045	5,000	5,374,050
Louisville (City of) & Jefferson (County of), KY Metropolitan Government (Norton Healthcare, Inc.); Series 2013 A, RB	5.75%	10/01/2042	5,870	6,420,547
				82,905,804
Louisiana–1.71%
Caddo & Bossier (Parishes of), LA Port Commission; Series 2011, Ref. RB (a)(b)	5.00%	04/01/2021	550	571,659
Jefferson (Parish of), LA Hospital Service District No. 1 (West Jefferson Medical Center);
Series 2011 A, Ref. RB (a)(b)	5.38%	01/01/2021	400	411,884
Series 2011 A, Ref. RB (a)(b)	6.00%	01/01/2021	3,000	3,099,630
Jefferson Sales Tax District; Series 2019 B, RB (INS - AGM)(h)	4.00%	12/01/2038	6,000	6,985,140
Lafayette (City of), LA Public Trust Financing Authority (Ragin’ Cajun Facilities, Inc. - Housing & Parking); Series 2010, RB (a)(b)	5.00%	10/01/2020	1,000	1,015,920
Louisiana (State of) Public Facilities Authority (Ochsner Clinic Foundation); Series 2002 B, RB (a)(b)	5.50%	05/15/2026	1,010	1,303,072
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana–(continued)
Louisiana (State of) Public Facilities Authority (Provident Group-Flagship Properties LLC- Louisiana State University Nicholson Gateway); Series 2016, RB	5.00%	07/01/2051	$12,400	$ 13,329,752
New Orleans (City of), LA;
Series 2014, Ref. RB	5.00%	06/01/2044	605	683,995
Series 2015, RB	5.00%	12/01/2040	3,000	3,450,960
Series 2015, RB	5.00%	12/01/2045	5,500	6,283,145
New Orleans (City of), LA Aviation Board (Parking Facilities Corp. Consolitdated Garage System); Series 2018 A, RB (INS - AGM)(h)	5.00%	10/01/2048	5,000	5,894,200
Regional Transit Authority; Series 2010, RB (INS - AGM)(h)	5.00%	12/01/2030	2,580	2,632,632
Terrebonne (Parish of), LA; Series 2011 ST, RB (a)(b)	5.00%	04/01/2021	2,645	2,750,297
Tobacco Settlement Financing Corp.; Series 2013 A, Ref. RB	5.25%	05/15/2035	8,500	9,053,265
				57,465,551
Maryland–1.75%
Baltimore (City of), MD; Series 2017, Ref. RB	5.00%	09/01/2039	2,500	2,272,125
Baltimore (City of), MD (East Baltimore Research Park); Series 2017, Ref. RB	5.00%	09/01/2038	1,650	1,650,099
Baltimore (County of), MD (Oak Crest Village, Inc.);
Series 2020, Ref. RB	4.00%	01/01/2045	1,750	1,768,025
Series 2020, Ref. RB	4.00%	01/01/2050	2,500	2,515,775
Maryland (State of) Health & Higher Educational Facilities Authority (Adventist Healthcare);
Series 2011 A, RB	6.25%	01/01/2031	3,175	3,353,213
Series 2011 A, RB	6.13%	01/01/2036	4,000	4,186,920
Maryland (State of) Health & Higher Educational Facilities Authority (Charlestown Community); Series 2010, RB (a)(b)	6.13%	01/01/2021	4,250	4,389,145
Maryland (State of) Health & Higher Educational Facilities Authority (Green Street Academy);
Series 2017 A, RB (f)	5.13%	07/01/2037	1,265	1,229,201
Series 2017 A, RB (f)	5.25%	07/01/2047	4,295	4,074,881
Series 2017 A, RB (f)	5.38%	07/01/2052	1,530	1,463,567
Maryland (State of) Health & Higher Educational Facilities Authority (LifeBridge Health);
Series 2011, RB (a)(b)	6.00%	07/01/2021	1,000	1,061,780
Series 2016, Ref. RB	5.00%	07/01/2047	5,000	5,647,600
Maryland (State of) Health & Higher Educational Facilities Authority (MedStar Health);
Series 2011, RB (a)(b)	5.00%	08/15/2021	5,000	5,288,150
Series 2017 A, RB	5.00%	05/15/2042	5,000	5,683,650
Maryland (State of) Health & Higher Educational Facilities Authority (UPMC);
Series 2020 B, RB	4.00%	04/15/2045	3,500	3,749,270
Series 2020 B, RB	4.00%	04/15/2050	2,500	2,654,225
Maryland Economic Development Corp. (Terminal); Series 2010 B, RB (a)(b)	5.75%	06/01/2020	1,460	1,460,000
Maryland Economic Development Corp. (Transportation Facilities); Series 2010 A, RB (a)(b)	5.38%	06/01/2020	1,030	1,030,000
Prince Georges (County of), MD (Collington Episcopal Life Care Community, Inc.);
Series 2017, Ref. RB	5.25%	04/01/2037	2,000	1,866,340
Series 2017, Ref. RB	5.25%	04/01/2047	4,035	3,555,602
				58,899,568
Massachusetts–1.77%
Massachusetts (State of) Bay Transportation Authority; Series 2016 A, Ref. RB (g)	0.00%	07/01/2031	13,000	10,337,340
Massachusetts (State of) Development Finance Agency; Series 2019 A, Ref. RB	5.00%	07/01/2044	4,000	4,464,600
Massachusetts (State of) Development Finance Agency (Caregroup);
Series 2016 I, Ref. RB	5.00%	07/01/2036	3,000	3,424,140
Series 2016 I, Ref. RB	5.00%	07/01/2038	2,045	2,323,140
Series 2018 J-2, RB	5.00%	07/01/2043	4,100	4,683,922
Series 2018 J-2, RB	5.00%	07/01/2048	5,000	5,619,600
Massachusetts (State of) Development Finance Agency (Emerson College); Series 2016 A, RB	5.00%	01/01/2047	5,000	5,288,700
Massachusetts (State of) Development Finance Agency (International Charter School); Series 2015, Ref. RB	5.00%	04/15/2040	2,000	2,119,680
Massachusetts (State of) Development Finance Agency (Lawrence General Hospital);
Series 2017, Ref. RB	5.00%	07/01/2042	1,000	882,920
Series 2017, Ref. RB	5.00%	07/01/2047	3,000	2,615,130
Massachusetts (State of) Development Finance Agency (Lesley University); Series 2011 B-1, RB (a)(b)	5.25%	07/01/2021	750	790,860
Massachusetts (State of) Development Finance Agency (Merrimack College); Series 2012 A, RB	5.25%	07/01/2042	1,050	1,067,315
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Massachusetts–(continued)
Massachusetts (State of) Development Finance Agency (Tufts Medical Center); Series 2011 I, RB (a)(b)	6.75%	01/01/2021	$ 1,000	$ 1,037,860
Massachusetts (State of) Development Finance Agency (Umass Memorial);
Series 2011 H, RB (a)(b)	5.50%	07/01/2021	950	1,004,853
Series 2011 H, RB	5.50%	07/01/2031	50	51,699
Massachusetts (State of) Port Authority;
Series 2019 A, Ref. RB (d)	5.00%	07/01/2039	4,000	4,766,000
Series 2019 A, Ref. RB (d)	5.00%	07/01/2040	1,000	1,184,680
Massachusetts (State of) Port Authority (Bosfuel); Series 2019 A, Ref. RB (d)	5.00%	07/01/2049	7,000	7,997,430
				59,659,869
Michigan–2.10%
Kalamazoo (City of), MI Economic Development Corp. (Heritage Community of Kalamazoo);
Series 2019, Ref. RB	5.00%	05/15/2037	1,220	1,191,354
Series 2019, Ref. RB	5.00%	05/15/2042	2,000	1,897,780
Michigan (State of) Building Authority (Facilities Program);
Series 2011 I-A, Ref. RB	5.00%	10/15/2029	500	530,225
Series 2019, Ref. RB	4.00%	10/15/2049	7,000	8,064,420
Michigan (State of) Finance Authority (Beaumont Health Credit Group); Series 2016, RB	5.00%	11/01/2044	9,000	10,024,650
Michigan (State of) Finance Authority (Charter County of Wayne Criminal Justice Center); Series 2018, RB	5.00%	11/01/2043	2,500	3,086,100
Michigan (State of) Finance Authority (Detroit Water & Sewerage Department);
Series 2014 C-1, Ref. RB	5.00%	07/01/2044	2,720	2,844,114
Series 2014 C-6, Ref. RB	5.00%	07/01/2033	1,355	1,518,819
Series 2014 D-1, Ref. RB (INS - AGM)(h)	5.00%	07/01/2037	2,000	2,251,020
Series 2014 D-2, Ref. RB (INS - AGM)(h)	5.00%	07/01/2027	4,000	4,626,720
Series 2014 D-4, Ref. RB	5.00%	07/01/2029	1,355	1,538,223
Michigan (State of) Finance Authority (Henry Ford Health System); Series 2019 A, RB	5.00%	11/15/2048	3,000	3,454,350
Michigan (State of) Finance Authority (Local Government Loan Program); Series 2014 F, Ref. RB	4.50%	10/01/2029	4,000	4,192,120
Michigan (State of) Tobacco Settlement Finance Authority; Series 2007 A, RB	6.00%	06/01/2048	5,000	5,000,100
Oakland University Board of Trustees;
Series 2016, RB	5.00%	03/01/2041	5,000	5,679,000
Series 2016, RB	5.00%	03/01/2047	2,500	2,819,125
Summit Academy North;
Series 2016, Ref. RB	5.00%	11/01/2031	3,000	2,966,490
Series 2016, Ref. RB	5.00%	11/01/2035	3,255	3,087,140
Wayne (County of), MI Airport Authority (Detroit Metropolitan Airport);
Series 2012 B, RB (d)	5.00%	12/01/2032	1,500	1,606,290
Series 2012 B, RB (d)	5.00%	12/01/2037	1,500	1,607,040
Series 2012 D, Ref. RB (d)	5.00%	12/01/2028	2,500	2,684,100
				70,669,180
Minnesota–0.62%
Minnesota (State of) Higher Education Facilities Authority (Bethel University); Series 2017, Ref. RB	5.00%	05/01/2047	7,615	7,822,737
St. Paul (City of), MN Housing & Redevelopment Authority (Fairview Health Services); Series 2017 A, Ref. RB	5.00%	11/15/2047	9,000	10,095,930
St. Paul (City of), MN Housing & Redevelopment Authority (Hmong College Prep Academy); Series 2016, Ref. RB	5.75%	09/01/2046	2,000	2,131,320
Woodbury (City of), MN Housing & Redevelopment Authority (St. Therese of Woodbury); Series 2014, RB	5.25%	12/01/2049	1,000	955,300
				21,005,287
Mississippi–0.14%
West Rankin Utility Authority; Series 2018, RB (INS - AGM)(h)	5.00%	01/01/2048	4,050	4,851,576
Missouri–2.28%
Kansas City (City of), MO Industrial Development Authority (Downtown Redevelopment District); Series 2011 A, Ref. RB	5.50%	09/01/2024	5,990	6,375,996
Kansas City (City of), MO Industrial Development Authority (Kansas City International Airport); Series 2019 B, RB (INS - AGM)(d)(h)	5.00%	03/01/2049	11,975	13,899,981
Kansas City (City of), MO Industrial Development Authority (Ward Parkway Center Community Improvement District); Series 2016 A, Ref. RB (f)	5.00%	04/01/2046	1,150	1,008,044
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Missouri–(continued)
Kansas City (City of), MO Land Clearance for Redevelopment Authority (Convention Center Hotel); Series 2018 B, RB (f)	5.00%	02/01/2040	$ 1,500	$ 1,507,575
Kirkwood (City of), MO Industrial Development Authority (Aberdeen Heights);
Series 2017 A, Ref. RB	5.25%	05/15/2050	2,900	2,577,114
Series 2017, Ref. RB	5.25%	05/15/2042	1,675	1,541,904
Missouri (State of) Health & Educational Facilities Authority (Lutheran Senior Services);
Series 2016 B, Ref. Senior Living Facilities RB	5.00%	02/01/2046	4,000	3,837,840
Series 2019 A, RB	5.00%	02/01/2042	3,000	2,929,980
Missouri (State of) Health & Educational Facilities Authority (Medical Research Lutheran Services); Series 2016 A, RB	5.00%	02/01/2036	3,200	3,207,616
Missouri (State of) Health & Educational Facilities Authority (Mercy Health); Series 2017 C, Ref. RB (c)	5.00%	11/15/2042	25,000	29,534,750
St. Louis (City of), MO Industrial Development Authority (Ballpark Village Development); Series 2017 A, Ref. RB	4.38%	11/15/2035	2,250	1,882,575
St. Louis (County of), MO Industrial Development Authority (Friendship Village of Sunset Hills); Series 2013 A, RB	5.88%	09/01/2043	1,750	1,777,930
St. Louis (County of), MO Industrial Development Authority (Friendship Village West County); Series 2018 A, RB	5.13%	09/01/2048	7,500	6,742,650
				76,823,955
Montana–0.10%
Kalispell (City of), MT (Immanuel Lutheran Corp.); Series 2017, Ref. RB	5.25%	05/15/2047	2,645	2,371,772
Montana (State of) Facility Finance Authority (Benefit Health System Obligated Group); Series 2011 A, RB (a)(b)	5.75%	01/01/2021	1,000	1,031,890
				3,403,662
Nebraska–0.53%
Central Plains Energy Project (No. 3);
Series 2012, RB (n)	5.00%	09/01/2032	4,900	5,267,304
Series 2017 A, Ref. RB	5.00%	09/01/2037	5,010	6,450,325
Public Power Generation Agency (Whelan Energy Center Unit 2); Series 2016 A, Ref. RB	5.00%	01/01/2037	5,000	6,057,400
				17,775,029
Nevada–0.25%
Las Vegas (City of) NV Convention & Visitors Authority; Series 2018 B, RB	5.00%	07/01/2043	5,000	5,515,750
Nevada (State of) Department of Business & Industry (Doral Academy of Nevada); Series 2017 A, RB (f)	5.00%	07/15/2047	2,900	2,803,749
				8,319,499
New Hampshire–0.42%
National Finance Authority; Series 2020-1, Class A	4.13%	01/20/2034	6,472	6,634,785
New Hampshire (State of) Health & Education Facilities Authority (Southern New Hampshire University); Series 2012, RB	5.00%	01/01/2042	6,000	6,208,260
New Hampshire (State of) Health & Education Facilities Authority (Wentworth Douglas Hospital); Series 2011 A, RB (a)(b)	6.00%	01/01/2021	1,100	1,136,212
				13,979,257
New Jersey–4.78%
Garden State Preservation Trust; Series 2005 A, RB (INS - AGM)(h)	5.75%	11/01/2028	7,500	9,272,400
Gloucester (County of), NJ Pollution Control Financing Authority (Logan); Series 2014 A, Ref. PCR (d)	5.00%	12/01/2024	3,390	3,493,022
New Jersey (State of) Economic Development Authority;
Series 2005 N-1, Ref. RB (INS - NATL)(c)(h)(i)	5.50%	09/01/2022	7,500	7,832,100
Series 2005, Ref. RB (INS - AMBAC)(h)	5.50%	09/01/2024	3,885	4,185,233
Series 2012 II, Ref. RB	5.00%	03/01/2023	2,150	2,205,406
Series 2012, Ref. RB	5.00%	06/15/2025	3,000	3,192,510
Series 2012, Ref. RB	5.00%	06/15/2026	1,000	1,060,960
Series 2012, Ref. RB	5.00%	06/15/2028	3,000	3,170,100
Series 2017 A, Ref. RB	5.00%	07/01/2033	2,800	2,945,236
New Jersey (State of) Economic Development Authority (Paterson Charter School for Science and Technology, Inc.);
Series 2012 C, RB	5.00%	07/01/2032	675	658,834
Series 2012 C, RB	5.30%	07/01/2044	2,380	2,209,045
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New Jersey–(continued)
New Jersey (State of) Economic Development Authority (Provident Group-Montclair Properties LLC-Montclair State University Student Housing); Series 2010 A, RB (a)(b)	5.75%	06/01/2020	$ 3,020	$ 3,020,000
New Jersey (State of) Economic Development Authority (The Goethals Bridge Replacement); Series 2013, RB (d)	5.38%	01/01/2043	1,500	1,626,960
New Jersey (State of) Health Care Facilities Financing Authority (Barnabas Health); Series 2011 A, Ref. RB (a)(b)	5.63%	07/01/2021	8,000	8,463,680
New Jersey (State of) Health Care Facilities Financing Authority (Hackensack Meridian Health Obligated Group); Series 2017 A, Ref. RB	5.25%	07/01/2057	6,375	7,729,177
New Jersey (State of) Health Care Facilities Financing Authority (Princeton HealthCare System); Series 2016 A, Ref. RB	5.00%	07/01/2039	7,000	8,163,120
New Jersey (State of) Health Care Facilities Financing Authority (Valley Health System Obligated Group); Series 2019, RB	4.00%	07/01/2044	2,500	2,702,400
New Jersey (State of) Transportation Trust Fund Authority;
Series 2006 C, RB (INS - AGC)(g)(h)	0.00%	12/15/2026	10,000	8,660,500
Series 2006 C, RB (INS - NATL)(g)(h)	0.00%	12/15/2031	7,410	4,706,091
Series 2010 D, RB	5.25%	12/15/2023	2,000	2,114,240
Series 2015 AA, RB	5.25%	06/15/2041	2,500	2,585,175
Series 2015 AA, RB	5.00%	06/15/2045	3,420	3,483,851
Series 2018 A, Ref. RB	5.00%	12/15/2035	7,030	7,367,229
Series 2018 A, Ref. RN (c)(i)	5.00%	06/15/2030	5,000	5,381,600
Series 2018 A, Ref. RN (c)(i)	5.00%	06/15/2031	7,500	8,034,750
Series 2019, RB	5.25%	06/15/2043	5,000	5,254,950
Series 2019, Ref. RB	5.00%	12/15/2032	2,500	2,679,550
Subseries 2016 A-1, RN	5.00%	06/15/2027	10,000	10,922,500
New Jersey (State of) Turnpike Authority;
Series 2016 A, Ref. RB	5.00%	01/01/2034	5,000	5,800,900
Series 2019 A, RB	4.00%	01/01/2048	10,285	11,150,380
Tobacco Settlement Financing Corp.; Series 2018 A, Ref. RB	5.00%	06/01/2046	10,000	10,987,200
				161,059,099
New Mexico–0.22%
Farmington (City of), NM (Public Service Co. of New Mexico San Juan);
Series 2010 A, Ref. PCR (b)	5.20%	06/01/2020	2,000	2,000,000
Series 2010 C, Ref. PCR	5.90%	06/01/2040	4,100	4,104,182
New Mexico (State of) Hospital Equipment Loan Council (La Vida Expansion); Series 2019 A, RB	5.00%	07/01/2049	1,250	1,158,062
				7,262,244
New York–11.22%
Brooklyn Arena Local Development Corp. (Barclays Center); Series 2009, RB (g)	0.00%	07/15/2035	5,000	2,314,450
Erie Tobacco Asset Securitization Corp.; Series 2005 A, RB	5.00%	06/01/2045	5,850	5,850,292
Hudson Yards Infrastructure Corp.; Series 2017 A, Ref. RB (INS - AGM)(h)	4.00%	02/15/2047	8,000	8,739,280
Metropolitan Transportation Authority;
Series 2011 A, RB (a)(b)	5.00%	11/15/2021	2,000	2,141,320
Series 2013 A, RB	5.00%	11/15/2038	3,025	3,091,490
Series 2017 C-1, Ref. RB	5.00%	11/15/2024	3,670	3,871,850
Series 2019 C, RB (INS - AGM)(h)	4.00%	11/15/2045	10,000	10,651,200
Series 2019 D-1, RB	5.00%	09/01/2022	5,000	5,136,450
Series 2020 A-2, RB	4.00%	02/01/2022	5,000	5,016,550
Metropolitan Transportation Authority (Climate Bond Certified - Federally Tax Exempt); Series 2020 C-1, RB	5.00%	11/15/2050	4,000	4,322,280
Metropolitan Transportation Authority (Climate Bond Certified); Subseries 2017 A-1, RB	5.25%	11/15/2057	2,280	2,448,583
Monroe County Industrial Development Corp. (St. Ann’s Community);
Series 2019, Ref. RB	5.00%	01/01/2040	4,985	4,404,547
Series 2019, Ref. RB	5.00%	01/01/2050	2,015	1,684,238
New York & New Jersey (States of) Port Authority;
Ninety-Third Series 1994, RB	6.13%	06/01/2094	5,250	6,067,477
Series 2019, RB (d)	5.00%	11/01/2044	6,500	7,721,285
New York & New Jersey (States of) Port Authority (JFK International Air Terminal LLC); Series 2010, RB	6.00%	12/01/2042	3,000	3,020,490
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (City of), NY;
Series 2019 A, GO Bonds	4.00%	08/01/2040	$11,930	$ 13,600,081
Series 2019 B-1, GO Bonds	5.00%	10/01/2042	3,000	3,707,670
Series 2019 B-1, GO Bonds	5.00%	10/01/2043	3,000	3,699,150
New York (City of), NY Industrial Development Agency (Queens Baseball Stadium); Series 2009, RB (INS - AGC)(h)	6.38%	01/01/2039	1,000	1,004,400
New York (City of), NY Municipal Water Finance Authority;
Series 2018 BB, VRD RB (l)	0.20%	06/15/2051	2,000	2,000,000
Subseries 2012 A-1, VRD RB (l)	0.02%	06/15/2044	6,205	6,205,000
New York (City of), NY Transitional Finance Authority;
Series 2019 B-1, RB	4.00%	11/01/2045	6,000	6,830,520
Subseries 2009 A-1, RB (c)	5.00%	05/01/2030	3,058	3,058,000
Subseries 2013, RB (c)	5.00%	11/01/2038	5,465	6,123,314
Subseries 2013, RB (c)	5.00%	11/01/2042	12,625	14,114,498
Subseries 2020 A-3, RB	4.00%	05/01/2044	10,000	11,344,800
New York (Counties of), NY Tobacco Trust VI; Subseries 2016 A-1, Ref. RB	5.75%	06/01/2043	10,000	10,732,900
New York (State of) Dormitory Authority; Series 2020 D, Ref. RB	4.00%	02/15/2047	11,000	12,521,300
New York (State of) Dormitory Authority (General Purpose);
Series 2011 A, RB (c)	5.00%	03/15/2031	21,885	22,640,689
Series 2014 C, RB (c)	5.00%	03/15/2040	12,030	13,563,103
New York (State of) Dormitory Authority (North Shore - Long Island Jewish Obligated Group); Series 2011 A, RB (a)(b)	5.00%	05/01/2021	2,000	2,087,980
New York (State of) Dormitory Authority (State University Dormitory Facilities); Series 2011A, RB (a)(b)	5.00%	07/01/2021	1,000	1,052,570
New York (State of) Housing Finance Agency (Clinton Park Housing); Series 2010 A, VRD RB (l)	0.11%	11/01/2044	4,000	4,000,000
New York (State of) Thruway Authority; Series 2019 B, RB	4.00%	01/01/2053	10,000	10,679,800
New York City (City of), NY Transitional Finance Authority; Series 2019 B-1, RB	4.00%	11/01/2038	1,715	1,986,896
New York City Water & Sewer System; Series 2012 FF, RB (c)	5.00%	06/15/2045	28,610	30,775,205
New York Liberty Development Corp. (3 World Trade Center); Series 2014, Class 1, Ref. RB (f)	5.00%	11/15/2044	10,905	10,813,507
New York Liberty Development Corp. (Goldman Sachs Headquarters); Series 2005, Ref. RB	5.25%	10/01/2035	6,000	7,886,940
New York Power Authority;
Series 2002 A, RB	4.00%	11/15/2045	7,000	8,214,570
Series 2002 A, RB	4.00%	11/15/2050	5,000	5,834,500
New York State Urban Development Corp.; Series 2019 A, Ref. RB	4.00%	03/15/2042	10,080	11,464,186
New York Transportation Development Corp. (American Airlines, Inc.); Series 2016, Ref. RB (d)	5.00%	08/01/2026	20,990	20,266,265
New York Transportation Development Corp. (Delta Air Lines, Inc. LaGuardia Airport Terminal C&D Redevelopment);
Series 2018, RB (d)	5.00%	01/01/2034	6,970	7,013,632
Series 2018, RB (d)	5.00%	01/01/2036	1,235	1,242,731
New York Transportation Development Corp. (LaGuardia Airport Terminal B Redevelopment); Series 2016 A, RB (d)	5.25%	01/01/2050	14,815	15,585,824
Rockland Tobacco Asset Securitization Corp.;
Series 2001, RB	5.63%	08/15/2035	3,130	3,155,697
Series 2005 A, RB (f)(g)	0.00%	08/15/2045	57,500	12,462,550
Suffolk (County of), NY Water Authority; Series 2011, Ref. RB	5.00%	06/01/2040	2,135	2,230,221
Triborough Bridge & Tunnel Authority (MTA Bridges & Tunnels); Series 2020 A, RB	5.00%	11/15/2049	4,500	5,615,190
TSASC, Inc.; Series 2016 B, Ref. RB	5.00%	06/01/2045	8,265	7,790,589
				377,786,060
North Carolina–1.14%
Charlotte-Mecklenburg Hospital Authority (The) (Atrium Health); Series 2018 H, VRD RB (l)	0.02%	01/15/2048	15,340	15,340,000
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas Health Care Systems); Series 2007 C, Ref. VRD RB (l)	0.02%	01/15/2037	7,400	7,400,000
North Carolina (State of) Department of Transportation (I-77 HOT Lanes); Series 2015, RB (d)	5.00%	06/30/2054	5,475	5,587,895
North Carolina (State of) Medical Care Commission (Lutheran Services); Series 2012, Ref. RB	4.25%	03/01/2024	1,210	1,208,693
North Carolina (State of) Turnpike Authority; Series 2018, Ref. RB	5.00%	01/01/2040	7,000	7,690,340
Raleigh & Durham (Cities of), NC Airport Authority; Series 2008 C, Ref. VRD RB (LOC - TD Bank, N.A.)(l)(m)	0.10%	05/01/2036	1,100	1,100,000
				38,326,928
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
North Dakota–0.51%
Burleigh (County of), ND (University of Mary); Series 2016, RB	5.20%	04/15/2046	$ 2,700	$ 2,457,297
Fargo (City of), ND (Sanford); Series 2011, RB	6.25%	11/01/2031	1,250	1,320,400
McLean (County of), ND (Great River Energy); Series 2010 B, RB	5.15%	07/01/2040	2,000	2,007,200
Ward (County of), ND (Trinity Obligated Group); Series 2017 C, RB	5.00%	06/01/2048	11,065	11,521,653
				17,306,550
Ohio–4.98%
Akron, Bath & Copley Joint Township Hospital District (Medical Center of Akron); Series 2012, RB	5.00%	11/15/2032	1,000	1,047,290
Akron, Bath & Copley Joint Township Hospital District (Summa Health Obligated Group); Series 2016, Ref. RB	5.25%	11/15/2046	5,000	5,422,600
Allen (County of), OH (Catholic Healthcare Partners); Series 2010 A, RB (a)(b)	5.00%	06/01/2020	1,025	1,025,000
American Municipal Power, Inc. (Greenup Hydroelectric); Series 2016 A, RB	5.00%	02/15/2046	10,000	11,625,200
Buckeye Tobacco Settlement Financing Authority;
Series 2020 B-2, Ref. RB	5.00%	06/01/2055	23,735	23,988,253
Series 2020 B-3, Ref. RB (g)	0.00%	06/01/2057	21,475	2,778,006
Centerville (City of), OH (Graceworks Lutheran Services); Series 2017, Ref. RB	5.25%	11/01/2047	5,400	5,057,640
Chillicothe (City of), OH (Adena Health System Obligated Group); Series 2017, Ref. RB	5.00%	12/01/2037	5,000	5,825,750
Cleveland (City of) & Cuyahoga (County of), OH Port Authority (Constellation Schools);
Series 2014 A, Ref. RB	5.75%	01/01/2024	500	514,440
Series 2014 A, Ref. RB	6.50%	01/01/2034	2,450	2,512,524
Cleveland (City of), OH;
Series 1993 G, Ref. RB (a)	5.50%	01/01/2021	640	659,667
Series 2008 B-1, RB (INS - NATL)(g)(h)	0.00%	11/15/2025	2,895	2,713,628
Series 2012 A, Ref. RB (a)(b)	5.00%	01/01/2022	5,000	5,381,000
Cuyahoga (County of), OH (Metrohealth System);
Series 2017, Ref. RB	5.50%	02/15/2052	7,000	7,491,470
Series 2017, Ref. RB	5.00%	02/15/2057	2,150	2,225,874
Cuyahoga (County of), OH (Metrohealth); Series 2017, Ref. RB	5.00%	02/15/2052	5,000	5,177,300
Hamilton (County of), OH (Christ Hospital);
Series 2012, RB (a)(b)	5.50%	06/01/2022	6,000	6,624,600
Series 2012, RB	5.25%	06/01/2027	3,295	3,510,361
Hamilton (County of), OH (Life Enriching Communities);
Series 2016, Ref. RB	5.00%	01/01/2051	1,695	1,539,975
Series 2016, Ref.RB	5.00%	01/01/2046	6,505	6,035,729
Hamilton (County of), OH (UC Health); Series 2020, RB	5.00%	09/15/2050	12,040	13,762,683
Lucas (County of), OH (ProMedica Healthcare System); Series 2018 A, Ref. RB	5.25%	11/15/2048	16,500	16,987,080
Middleburg Heights (City of), OH (Southwest General Health Center);
Series 2011, RB	5.13%	08/01/2031	1,750	1,809,378
Series 2011, RB	5.25%	08/01/2036	1,500	1,546,905
Montgomery (County of), OH Hospital Facilities (Premier Health Partners Obligated Group); Series 2019 A, Ref. RB	4.00%	11/15/2042	4,000	4,042,680
Muskingum (County of), OH (Genesis Healthcare System); Series 2013, RB	5.00%	02/15/2044	7,740	7,881,565
Ohio (State of); Series 2020 A, Ref. RB	5.00%	01/15/2050	6,095	7,140,536
Ohio (State of) (Portsmouth Bypass); Series 2015, RB (d)	5.00%	12/31/2025	2,000	2,390,480
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic Health System Obligated Group); Series 2013 B-2, VRD RB (l)	0.03%	01/01/2039	360	360,000
Ohio (State of) Higher Educational Facility Commission (Cleveland Clinic); Series 2008 B4, Ref. VRD RB (l)	0.02%	01/01/2043	4,800	4,800,000
Ohio (State of) Housing Finance Agency (Covenant House Apartments); Series 2008 C, RB (CEP - GNMA)(d)	6.10%	09/20/2049	2,845	2,848,158
Tuscarawas (County of), OH Economic Development and Finance Alliance (Ashland University); Series 2015, Ref. RB	6.00%	03/01/2045	3,000	3,034,170
				167,759,942
Oklahoma–0.66%
Oklahoma (State of) Development Finance Authority (OU Medicine); Series 2018 B, RB	5.25%	08/15/2048	8,500	9,177,025
Oklahoma (State of) Development Finance Authority (Provident Oklahoma Education Resources, Inc.-Cross Village Student Housing);
Series 2017, RB (e)	5.00%	08/01/2052	2,000	800,000
Series 2017, RB (e)	5.25%	08/01/2057	2,610	1,044,000
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Oklahoma–(continued)
Oklahoma Development Finance Authority; Series 2018 B, RB (c)(i)	5.50%	08/15/2057	$ 6,000	$ 6,551,160
Tulsa (City of), OK Municipal Airport Trust (American Airlines Group, Inc.); Series 2015, Ref. RB (b)(d)	5.00%	06/01/2025	5,000	4,727,200
				22,299,385
Oregon–0.50%
Clackamas (County of), OR Hospital Facility Authority (Mary’s Woods at Marylhurst, Inc.);
Series 2018 A, RB	5.00%	05/15/2048	1,090	1,078,631
Series 2018 A, RB	5.00%	05/15/2052	500	491,370
Clackamas (County of), OR Hospital Facility Authority (Willamette View);
Series 2017 A, Ref. RB	5.00%	11/15/2047	2,415	2,422,390
Series 2017 A, Ref. RB	5.00%	11/15/2052	2,960	2,959,793
Forest Grove (City of), OR (Pacific University); Series 2014 A, Ref. RB	5.25%	05/01/2034	2,000	2,091,440
Oregon (State of) Facilities Authority (Samaritan Health Services); Series 2010 A, Ref. RB	5.00%	10/01/2030	1,500	1,514,055
Portland (City of), OR; Series 2011 B, RB	5.25%	06/15/2029	900	944,298
Portland (Port of), OR (Portland International Airport); Series 2017 24 B, RB (d)	5.00%	07/01/2047	3,000	3,350,640
Salem (City of), OR Hospital Facility Authority (Capital Manor, Inc.);
Series 2012, Ref. RB	5.75%	05/15/2027	1,000	1,052,930
Series 2012, Ref. RB	5.63%	05/15/2032	1,000	1,042,250
				16,947,797
Pennsylvania–2.60%
Allegheny (County of), PA Higher Education Building Authority (Duquesne University); Series 2011 A, RB (a)(b)	5.25%	03/01/2021	700	726,376
Allegheny (County of), PA Hospital Development Authority (Allegheny Health Network Obligated Group Issue); Series 2018 A, Ref. RB	5.00%	04/01/2047	15,410	17,266,443
Allegheny (County of), PA Port Authority; Series 2011, Ref. RB	5.75%	03/01/2029	1,385	1,438,613
Butler (County of), PA General Authority (Hampton Township School District); Series 2007, VRD RB (INS - AGM)(l)	0.12%	09/01/2027	1,690	1,690,000
Erie (City of), PA Parking Authority;
Series 2010, RB (a)(b)	5.20%	09/01/2020	260	263,190
Series 2010, RB (INS - AGM)(h)	5.20%	09/01/2035	740	746,875
Lehigh (County of), PA General Purpose Authority (Bible Fellowship Church Homes, Inc.); Series 2013, RB	4.75%	07/01/2022	2,125	2,103,814
Pennsylvania (State of) Economic Development Financing Authority (National Gypson Co.); Series 2014, Ref. RB (d)	5.50%	11/01/2044	3,300	3,317,787
Pennsylvania (State of) Higher Educational Facilities Authority (Drexel University);
Series 2011 A, RB (a)(b)	5.13%	05/01/2021	470	491,122
Series 2011 A, RB	5.13%	05/01/2036	30	30,632
Pennsylvania (State of) Turnpike Commission;
Series 2018 B, RB	5.25%	12/01/2048	7,995	9,553,226
Subseries 2010 B-2, RB (a)(b)(j)	5.75%	12/01/2020	4,550	4,674,761
Subseries 2010 B-2, RB (a)(b)(j)	6.00%	12/01/2020	2,750	2,828,512
Subseries 2014 A-2, RB (j)	5.13%	12/01/2040	5,500	5,618,635
Subseries 2017 B-1, RB	5.25%	06/01/2047	9,325	10,712,746
Philadelphia (City of), PA;
Ninth Series 2010, RB (a)(b)	5.00%	08/01/2020	500	503,990
Series 2017 B, Ref. RB (d)	5.00%	07/01/2047	7,500	8,400,825
Philadelphia (City of), PA Authority for Industrial Development (Wesley Enhanced Living Obligated Group); Series 2017, Ref. RB	5.00%	07/01/2042	3,000	2,638,710
Philadelphia (City of), PA Hospitals & Higher Education Facilities Authority; Series 2012 A, RB	5.63%	07/01/2042	5,530	5,762,094
Philadelphia (City of), PA Industrial Development Authority (Thomas Jefferson University); Series 2017 A, Ref. RB	5.00%	09/01/2042	3,500	3,875,340
Philadelphia School District; Series 2007 A, Ref. GO Bonds (INS - NATL)(h)	5.00%	06/01/2026	2,360	2,896,003
Pittsburgh (City of) & Allegheny (County of), PA Sports & Exhibition Authority (Regional Asset District); Series 2010, Ref. RB (INS - AGM)(h)	5.00%	02/01/2031	2,000	2,008,440
				87,548,134
Puerto Rico–0.93%
Children’s Trust Fund; Series 2002, RB	5.50%	05/15/2039	6,450	6,483,540
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Puerto Rico–(continued)
Puerto Rico (Commonwealth of) Aqueduct & Sewer Authority;
Series 2008 A, RB	6.00%	07/01/2038	$ 1,795	$ 1,821,925
Series 2008 A, RB	6.00%	07/01/2044	1,970	1,999,550
Puerto Rico (Commonwealth of) Electric Power Authority;
Series 2007 VV, Ref. RB (INS - NATL)(h)	5.25%	07/01/2030	2,700	2,698,137
Series 2012 A, RB	5.00%	07/01/2042	5,525	3,411,687
Puerto Rico (Commonwealth of) Highway & Transportation Authority;
Series 2007 N, Ref. RB (INS - AGC)(h)	5.25%	07/01/2034	2,500	2,665,675
Series 2007 N, Ref. RB (INS - AGC)(h)	5.25%	07/01/2036	4,100	4,371,256
Puerto Rico Sales Tax Financing Corp.;
Series 2018 A-1, RB (g)	0.00%	07/01/2029	4,150	3,007,049
Series 2018 A-1, RB	4.50%	07/01/2034	1,400	1,416,086
Series 2018 A-1, RB	4.55%	07/01/2040	1,583	1,568,837
Series 2018 A-1, RB	4.75%	07/01/2053	2,000	1,951,040
				31,394,782
Rhode Island–0.02%
Rhode Island (State of) Turnpike & Bridge Authority; Series 2010 A, RB (a)(b)	5.00%	12/01/2020	500	511,845
South Carolina–1.36%
Greenwood (County of), SC (Self Regional Healthcare); Series 2012 B, Ref. RB	5.00%	10/01/2031	2,120	2,236,748
Horry (County of), SC; Series 2010 A, RB	5.00%	07/01/2040	2,000	2,006,460
Patriots Energy Group Financing Agency; Series 2018 A, RB (b)	4.00%	02/01/2024	5,000	5,446,350
Piedmont Municipal Power Agency;
Series 2011 C, Ref. RB (INS - AGC)(h)	5.00%	01/01/2030	500	520,155
Series 2011 D, Ref. RB (INS - AGC)(h)	5.75%	01/01/2034	1,000	1,044,540
South Carolina (State of) Jobs-Economic Development Authority (Lutheran Homes);
Series 2013, RB	5.00%	05/01/2028	2,000	1,909,260
Series 2017, Ref. RB	5.00%	05/01/2037	2,860	2,487,142
South Carolina (State of) Jobs-Economic Development Authority (Palmetto Health Alliance); Series 2013 A, Ref. RB (a)(b)	5.25%	08/01/2023	3,850	4,446,981
South Carolina (State of) Ports Authority; Series 2015, RB (a)(b)(d)	5.00%	07/01/2025	10,000	12,243,400
South Carolina (State of) Public Service Authority; Series 2015 E, RB	5.25%	12/01/2055	7,365	8,044,716
South Carolina (State of) Public Service Authority (Santee Cooper Revenue Obligations); Series 2013 E, RB	5.50%	12/01/2053	5,000	5,389,550
				45,775,302
South Dakota–0.12%
South Dakota (State of) Health & Educational Facilities Authority (Avera Health); Series 2012 A, RB (a)(b)	5.00%	07/01/2021	4,000	4,195,960
Tennessee–1.94%
Johnson City (City of), TN Health & Educational Facilities Board (Mountain States Health Alliance); Series 2010, RB (a)(b)	5.63%	07/01/2020	2,000	2,008,680
Knox (County of), TN Health, Educational & Housing Facility Board (Covenant Health); Series 2016 A, Ref. RB	5.00%	01/01/2042	14,000	15,608,040
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (Blakeford at Green Hills);
Series 2012, Ref. RB	5.00%	07/01/2027	2,000	2,025,120
Series 2012, Ref. RB	5.00%	07/01/2032	1,500	1,510,530
Series 2012, Ref. RB	5.00%	07/01/2037	1,100	1,104,268
Nashville (City of) & Davidson (County of), TN Metropolitan Government Health & Educational Facilities Board (The) (Vanderbilt University Medical Center);
Series 2016 A, RB	5.00%	07/01/2046	8,015	8,961,331
Series 2017 A, RB	5.00%	07/01/2048	1,500	1,682,535
Nashville (City of), TN Metropolitan Airport Authority; Series 2019 B, RB (d)	5.00%	07/01/2049	7,820	9,201,012
Shelby (County of), TN Health, Educational & Housing Facilities Board (The Village at Germantown, Inc.);
Series 2014, RB	5.00%	12/01/2034	1,000	933,430
Series 2014, RB	5.25%	12/01/2044	1,165	1,106,540
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Tennessee–(continued)
Tennessee Energy Acquisition Corp.; Series 2017 A, RB (b)	4.00%	05/01/2023	$20,000	$ 21,348,400
				65,489,886
Texas–7.74%
Aldine Independent School District; Series 2017 A, Ref. GO Bonds (CEP - Texas Permanent School Fund)(c)	5.00%	02/15/2045	15,000	18,196,500
Angelina & Neches River Authority Industrial Development Corp. (Aspen Power LLC); Series 2007 A, RB (d)(e)(k)	6.50%	11/01/2029	430	4
Arlington Higher Education Finance Corp. (Universal Academy); Series 2014 A, RB	7.00%	03/01/2034	1,000	1,067,820
Bexar County Health Facilities Development Corp. (St. Luke’s Lutheran Hospital); Series 1991, RB (a)	7.00%	05/01/2021	180	190,379
Central Texas Regional Mobility Authority;
Series 2011, RB (a)(b)	5.75%	01/01/2021	1,000	1,031,890
Series 2011, RB (a)(b)	6.00%	01/01/2021	5,000	5,166,050
Series 2016, Ref. RB	5.00%	01/01/2046	8,705	9,329,758
Clifton Higher Education Finance Corp. (Idea Public Schools); Series 2013, RB	6.00%	08/15/2043	2,000	2,205,900
Clifton Higher Education Finance Corp. (International Leadership of Texas);
Series 2015 A, RB	5.13%	08/15/2030	2,000	2,121,980
Series 2018 D, RB	6.00%	08/15/2038	5,000	5,382,450
Dallas (City of), TX (Civic Center Convention Complex); Series 2009, Ref. RB (INS - AGC)(h)	5.25%	08/15/2034	4,000	4,014,080
Decatur (City of), TX Hospital Authority (Wise Regional Health System);
Series 2014 A, Ref. RB	5.00%	09/01/2034	1,250	1,352,137
Series 2014 A, Ref. RB	5.25%	09/01/2044	1,500	1,600,260
Galena Park Independent School District; Series 1996, Ref. GO Bonds (CEP - Texas Permanent School Fund)(g)	0.00%	08/15/2023	2,000	1,970,160
Grand Parkway Transportation Corp.;
Series 2013 B, RB (a)(b)	5.25%	10/01/2023	14,360	16,729,400
Series 2020, Ref. RB	4.00%	10/01/2045	10,000	11,449,000
Harris (County of), TX; Series 2007 C, Ref. GO Bonds (INS - AGM)(h)	5.25%	08/15/2031	6,665	9,564,675
Harris County Cultural Education Facilities Finance Corp. (Methodist Hospital); Series 2008 C-2, VRD RB (l)	0.02%	12/01/2027	8,800	8,800,000
Hopkins (County of), TX Hospital District; Series 2008, RB	5.50%	02/15/2023	1,140	1,143,534
Houston (City of), TX; Series 2019 A, Ref. GO Bonds	4.00%	03/01/2049	6,130	7,021,792
Houston (City of), TX Convention & Entertainment Facilities Department;
Series 2001 B, RB (INS - AGM)(g)(h)	0.00%	09/01/2026	8,750	7,799,662
Series 2001 B, RB (INS - AGM)(g)(h)	0.00%	09/01/2027	3,600	3,120,192
Houston Higher Education Finance Corp. (Cosmos Foundation, Inc.);
Series 2011 A, RB (a)(b)	6.88%	05/15/2021	1,700	1,806,777
Series 2011, RB (a)(b)	6.50%	05/15/2021	1,740	1,842,610
Laredo Community College District; Series 2010, RB (a)(b)	5.25%	08/01/2020	1,000	1,008,300
Love Field Airport Modernization Corp. (Southwest Airlines Co.);
Series 2010, RB	5.25%	11/01/2040	1,000	1,000,540
Series 2012, RB (d)	5.00%	11/01/2028	2,000	2,027,520
Lower Colorado River Authority;
Series 2012 A, Ref. RB (a)(b)	5.00%	05/15/2022	10	10,910
Series 2012 A, Ref. RB	5.00%	05/15/2030	4,585	4,976,880
Lower Colorado River Authority (LCRA Transmission Services Corp.); Series 2019, Ref. RB	5.00%	05/15/2044	3,395	4,071,929
Mesquite Health Facilities Development Corp. (Christian Care Centers, Inc.);
Series 2014, Ref. RB	5.13%	02/15/2030	1,750	1,530,480
Series 2014, Ref. RB	5.13%	02/15/2042	2,135	1,623,390
Series 2016, Ref. RB	5.00%	02/15/2030	280	242,432
Mission Economic Development Corp. (Natgasoline); Series 2018, Ref. RB (d)(f)	4.63%	10/01/2031	2,500	2,523,775
New Hope Cultural Education Facilities Corp. (Presbyterian Village North); Series 2018, Ref. RB	5.00%	10/01/2035	1,820	1,558,957
New Hope Cultural Education Facilities Finance Corp. (Longhorn Village); Series 2017, Ref. RB	5.00%	01/01/2047	3,000	2,628,900
New Hope Cultural Education Facilities Finance Corp. (Morningside Ministries); Series 2013, RB	6.50%	01/01/2043	2,350	2,437,114
New Hope Cultural Education Facilities Finance Corp. (MRC Senior Living-The Langford);
Series 2016 A, RB	5.00%	11/15/2026	1,250	1,136,425
Series 2016 A, RB	5.38%	11/15/2036	865	685,945
Series 2016 A, RB	5.50%	11/15/2046	1,250	916,938
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Texas–(continued)
New Hope Cultural Education Facilities Finance Corp. (Presbyterian Village North);
Series 2018, Ref. RB	5.00%	10/01/2039	$ 3,260	$ 2,676,167
Series 2018, Ref. RB	5.25%	10/01/2049	5,000	3,967,350
New Hope Cultural Education Facilities Finance Corp. (Tarleton State University); Series 2014 A, RB	5.00%	04/01/2046	3,000	2,973,990
North East Texas Regional Mobility Authority;
Series 2016 A, RB	5.00%	01/01/2041	6,750	7,146,360
Series 2016, RB	5.00%	01/01/2036	3,400	3,639,530
North Texas Tollway Authority;
Series 2008 D, Ref. RB (INS - AGC)(g)(h)	0.00%	01/01/2028	12,800	11,522,176
Series 2008 D, Ref. RB (INS - AGC)(g)(h)	0.00%	01/01/2029	2,165	1,899,744
Series 2008 D, Ref. RB (INS - AGC)(g)(h)	0.00%	01/01/2031	4,710	3,912,738
Series 2011, Ref. RB	5.00%	01/01/2038	1,000	1,019,850
Pottsboro Higher Education Finance Corp. (Imagine International Academy of North Texas LLC); Series 2016 A, RB	5.00%	08/15/2046	3,000	2,906,100
Red River Health Facilities Development Corp. (MRC Crossing); Series 2014 A, RB	6.75%	11/15/2024	850	894,064
Rowlett (City of), TX (Bayside Public Improvement District North Improvement Area);
Series 2016, RB	5.38%	09/15/2030	400	367,992
Series 2016, RB	5.75%	09/15/2036	150	133,130
San Jacinto River Authority (Groundwater Reduction Plan Division);
Series 2011, RB (INS - AGM)(h)	5.00%	10/01/2032	1,250	1,254,088
Series 2011, RB (INS - AGM)(h)	5.00%	10/01/2037	1,000	1,003,420
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.); Series 2007, RB (e)	5.75%	11/16/2037	345	241,500
Tarrant County Cultural Education Facilities Finance Corp. (C.C. Young Memorial Home);
Series 2007, RB	5.75%	02/15/2025	1,485	1,438,579
Series 2007, RB	5.75%	02/15/2029	1,500	1,404,180
Series 2017A, RB	6.38%	02/15/2048	1,000	868,330
Series 2017A, RB	6.38%	02/15/2052	5,000	4,295,400
Texas (State of) Transportation Commission;
Series 2019, RB (g)	0.00%	08/01/2045	4,000	1,231,960
Series 2019, RB (g)	0.00%	08/01/2046	3,180	930,150
Texas (State of) Transportation Commission (Central Texas Turnpike System);
Series 2015 B, Ref. RB (g)	0.00%	08/15/2036	7,670	3,974,134
Series 2015 B, Ref. RB (g)	0.00%	08/15/2037	9,995	4,941,428
Texas (State of) Turnpike Authority (Central Texas Turnpike System);
Series 2002 A, RB (INS - BHAC)(g)(h)	0.00%	08/15/2027	970	859,818
Series 2002, RB (a)(g)	0.00%	08/15/2027	30	28,283
Texas Municipal Gas Acquisition & Supply Corp. III;
Series 2012, RB	5.00%	12/15/2023	2,000	2,139,200
Series 2012, RB	5.00%	12/15/2028	6,310	6,679,955
Series 2012, RB	5.00%	12/15/2031	1,875	1,974,150
Series 2012, RB	5.00%	12/15/2032	3,865	4,055,274
Texas Private Activity Bond Surface Transportation Corp. (Blueridge Transportation Group, LLC SH 288 Toll Lanes);
Series 2016, RB (d)	5.00%	12/31/2045	7,550	7,667,176
Series 2016, RB (d)	5.00%	12/31/2050	4,095	4,146,515
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners LLC - North Tarrant Express Managed Lanes); Series 2019 A, Ref. RB	4.00%	12/31/2038	8,000	8,198,480
Texas Private Activity Bond Surface Transportation Corp. (NTE Mobility Partners Segments 3 LLC Segments 3A and 3B Facility); Series 2013, RB (d)	7.00%	12/31/2038	3,475	3,945,654
Tyler Health Facilities Development Corp. (Mother Frances Hospital Regional Health Care Center);
Series 2011, RB (a)(b)	5.13%	07/01/2021	1,655	1,741,077
Series 2011, RB (a)(b)	5.25%	07/01/2021	2,000	2,106,720
Ysleta Independent School District Public Facility Corp.; Series 2001, Ref. RB (INS - AMBAC)(h)	5.38%	11/15/2024	1,300	1,330,004
				260,802,111
Utah–0.93%
Murray (City of), UT; Series 2005 B, VRD RB (l)	0.01%	05/15/2037	3,835	3,835,000
Salt Lake City Corp. Airport Revenue; Series 2017 A, RB (c)(d)	5.00%	07/01/2042	14,000	15,798,860
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Utah–(continued)
Weber (County of), UT; Series 2000 C, VRD RB (l)	0.01%	02/15/2035	$11,540	$ 11,540,000
				31,173,860
Vermont–0.04%
Vermont (State of) Economic Development Authority (Central Vermont Public Service Corp.); Series 2010, RB	5.00%	12/15/2020	1,250	1,276,938
Virgin Islands–0.25%
Virgin Islands (Government of) Public Finance Authority (Matching Fund Loan Note);
Series 2009 B, Ref. RB	5.00%	10/01/2025	5,500	5,195,685
Series 2010 A, RB	5.00%	10/01/2025	850	802,970
Series 2010 A, RB	5.00%	10/01/2029	2,750	2,568,032
				8,566,687
Virginia–1.89%
Ballston Quarter Communities Development Authority; Series 2016 A, RB	5.50%	03/01/2046	2,500	2,099,275
Hanover (County of), VA Economic Development Authority (Covenant Woods);
Series 2018, Ref. RB	5.00%	07/01/2048	700	642,719
Series 2018, Ref. RB	5.00%	07/01/2051	1,000	910,700
Roanoke (City of), VA Economic Development Authority (Carilion Clinic Obligated Group); Series 2020, Ref. RB	5.00%	07/01/2047	15,540	23,848,772
Tobacco Settlement Financing Corp.; Series 2007 B-2, RB (j)	5.20%	06/01/2046	4,000	4,015,000
Virginia (State of) Small Business Financing Authority (95 Express Lanes, LLC); Series 2017, RB (d)	5.00%	07/01/2034	5,000	5,104,150
Virginia (State of) Small Business Financing Authority (Elizabeth River Crossings Opco, LLC);
Series 2012, RB (d)	5.00%	07/01/2027	4,465	4,633,286
Series 2012, RB (d)	5.50%	01/01/2042	4,920	5,071,487
Virginia (State of) Small Business Financing Authority (Express Lanes, LLC);
Series 2012, RB (d)	5.00%	07/01/2034	6,735	6,875,290
Series 2012, RB (d)	5.00%	01/01/2040	2,535	2,585,446
Virginia (State of) Small Business Financing Authority (Transform 66 P3); Series 2017, RB (d)	5.00%	12/31/2056	7,500	7,826,475
				63,612,600
Washington–2.37%
Seattle (Port of), WA; Series 2018 A, RB (c)(d)	5.00%	05/01/2043	21,000	23,791,530
Washington (State of); Series 2021 A, Ref. GO Bonds	5.00%	06/01/2038	2,750	3,521,623
Washington (State of) Convention Center Public Facilities District;
Series 2018, RB (c)(i)	5.00%	07/01/2048	15,000	16,118,700
Series 2018, RB	5.00%	07/01/2048	20,000	21,207,000
Washington (State of) Health Care Facilities Authority (Fred Hutchinson Cancer Research Center);
Series 2011, RB (a)(b)	5.63%	01/01/2021	1,250	1,273,000
Series 2011, RB (a)(b)	6.00%	01/01/2021	1,500	1,534,425
Washington (State of) Housing Finance Commission (Bayview Manor Senior); Series 2016 A, Ref. RB (f)	5.00%	07/01/2046	6,755	5,926,026
Washington (State of) Housing Finance Commission (Heron’s Key Senior Living);
Series 2015 A, RB (f)	6.50%	07/01/2030	800	821,464
Series 2015 A, RB (f)	6.75%	07/01/2035	820	835,416
Washington (State of) Housing Finance Commission (Presbyterian Retirement Communities Northwest); Series 2016, Ref. RB (f)	5.00%	01/01/2036	1,875	1,753,444
Washington (State of) Housing Finance Commission (The Hearthstone);
Series 2018 A, Ref. RB (f)	5.00%	07/01/2048	2,000	1,675,540
Series 2018 A, Ref. RB (f)	5.00%	07/01/2053	1,500	1,233,720
				79,691,888
West Virginia–0.22%
Monongalia (County of), WV Commission Special District (University Town Centre Economic Opportunity Development District); Series 2017 A, Ref. RB (f)	5.50%	06/01/2037	2,500	2,520,200
West Virginia (State of) Economic Development Authority (Entsorga West Virginia LLC);
Series 2016, RB (d)(f)	6.75%	02/01/2026	4,035	3,754,527
Series 2018, RB (d)(f)	8.75%	02/01/2036	1,300	1,295,346
				7,570,073
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wisconsin–2.41%
Public Finance Authority (American Dream at Meadowlands); Series 2017, RB (f)	6.75%	08/01/2031	$ 3,000	$ 2,598,540
Public Finance Authority (KU Campus Development Corp. -Central District Development); Series 2016, RB (c)	5.00%	03/01/2041	10,000	11,502,600
Public Finance Authority (The Evergreens Obligated Group); Series 2019 A, Ref. RB	5.00%	11/15/2044	4,000	3,927,920
Public Finance Authority (WhiteStone); Series 2017, Ref. RB (f)	5.00%	03/01/2052	1,075	927,220
Superior (City of), WI (Superior Water, Light & Power Co.); Series 2007 A, Ref. RB (d)	5.38%	11/01/2021	2,000	2,007,660
Wisconsin (State of) Health & Educational Facilities Authority (American Baptist Homes of the Midwest Obligated Group); Series 2017, Ref. RB	5.00%	08/01/2039	3,500	3,028,970
Wisconsin (State of) Health & Educational Facilities Authority (Catholic Residential Services); Series 2007, Ref. RB	5.25%	05/01/2028	1,055	903,576
Wisconsin (State of) Health & Educational Facilities Authority (Meriter Hospital, Inc.);
Series 2011 A, RB (a)(b)	5.50%	05/01/2021	2,000	2,095,780
Series 2011 A, RB (a)(b)	5.75%	05/01/2021	1,000	1,050,170
Wisconsin (State of) Health & Educational Facilities Authority (Rogers Memorial Hospital, Inc.); Series 2014, Ref. RB	5.00%	07/01/2044	3,125	3,383,812
Wisconsin (State of) Health & Educational Facilities Authority (St. John’s Communities, Inc.);
Series 2018 A, RB	5.00%	09/15/2040	1,000	948,620
Series 2018 A, RB	5.00%	09/15/2050	5,000	4,564,450
Wisconsin (State of) Public Finance Authority (American Dream at Meadowlands); Series 2017, RB (f)	7.00%	12/01/2050	6,100	5,369,830
Wisconsin (State of) Public Finance Authority (KU Campus Development Corp. Central District Development); Series 2016, RB	5.00%	03/01/2036	4,500	5,229,000
Wisconsin (State of) Public Finance Authority (Maryland Proton Treatment Center); Series 2018 A-1, RB (f)	6.25%	01/01/2038	5,250	4,331,250
Wisconsin (State of) Public Finance Authority (Prime Healthcare Foundation, Inc.);
Series 2018 A, RB	5.20%	12/01/2037	5,000	5,290,850
Series 2018 A, RB	5.35%	12/01/2045	4,000	4,216,120
Wisconsin (State of) Public Finance Authority (Renown Regional Medical Center);
Series 2016 A, Ref. RB	5.00%	06/01/2032	2,000	2,307,880
Series 2016 A, Ref. RB	5.00%	06/01/2034	7,180	8,228,782
Wisconsin (State of) Public Finance Authority (Roseman University of Health Sciences); Series 2015, Ref. RB	5.75%	04/01/2035	1,955	2,013,709
Wisconsin (State of) Public Finance Authority (Wittenberg University); Series 2016, RB (f)	5.25%	12/01/2039	7,285	7,322,518
				81,249,257
Wyoming–0.28%
West Park Hospital District (West Park Hospital); Series 2011 A, RB	6.50%	06/01/2031	1,000	1,041,300
Wyoming (State of) Municipal Power Agency; Series 2017 A, Ref. RB (INS - BAM)(c)(h)	5.00%	01/01/2047	7,000	8,291,990
				9,333,290
TOTAL INVESTMENTS IN SECURITIES(o)–107.91% (Cost $3,500,649,689)					3,634,500,560
FLOATING RATE NOTE OBLIGATIONS–(9.11)%
Notes with interest and fee rates ranging from 0.69% to 0.88% at 05/31/2020 and contractual maturities of collateral ranging from 09/01/2022 to 08/15/2057(p)					(306,670,000)
OTHER ASSETS LESS LIABILITIES–1.20%					40,136,206
NET ASSETS –100.00%					$3,367,966,766
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

Investment Abbreviations:
ACA	– ACA Financial Guaranty Corp.
AGC	– Assured Guaranty Corp.
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– American Municipal Bond Assurance Corp.
BAM	– Build America Mutual Assurance Co.
BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
Ctfs.	– Certificates
GNMA	– Government National Mortgage Association
GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
NATL	– National Public Finance Guarantee Corp.
PCR	– Pollution Control Revenue Bonds
RAC	– Revenue Anticipation Certificates
RB	– Revenue Bonds
Ref.	– Refunding
RN	– Revenue Notes
VRD	– Variable Rate Demand
Notes to Schedule of Investments:
(a)	Advance refunded; secured by an escrow fund of U.S. Government obligations or other highly rated collateral.
(b)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(c)	Underlying security related to TOB Trusts entered into by the Fund.
(d)	Security subject to the alternative minimum tax.
(e)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at May 31, 2020 was $6,033,860, which represented less than 1% of the Fund’s Net Assets.
(f)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2020 was $198,983,926, which represented 5.91% of the Fund’s Net Assets.
(g)	Zero coupon bond issued at a discount.
(h)	Principal and/or interest payments are secured by the bond insurance company listed.
(i)	Security is subject to a reimbursement agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the TOB Trusts. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $53,580,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the TOB Trusts.
(j)	Convertible capital appreciation bond. The interest rate shown represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(l)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on May 31, 2020.
(m)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(n)	Security subject to crossover refunding.
(o)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.
(p)	Floating rate note obligations related to securities held. The interest and fee rates shown reflect the rates in effect at May 31, 2020. At May 31, 2020, the Fund’s investments with a value of $515,245,452 are held by TOB Trusts and serve as collateral for the $306,670,000 in the floating rate note obligations outstanding at that date.

Open Futures Contracts(a)
Short Futures Contracts	Number of Contracts	Expiration Month	Notional Value	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
U.S. Treasury 10 Year Notes	1,007	September-2020	$(140,035,938)	$(190,947)	$(190,947)

(a)	Futures contracts collateralized by $188,813 cash held with Goldman Sachs & Co., the futures commission merchant.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Municipal Income Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Municipal Obligations	$—	$3,634,246,446	$254,114	$3,634,500,560
Other Investments - Liabilities*
Futures Contracts	(190,947)	—	—	(190,947)
Total Investments	$(190,947)	$3,634,246,446	$254,114	$3,634,309,613

*	Unrealized appreciation (depreciation).
NOTE 2— Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Municipal Income Fund